UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.
Brandes International Equity Fund
Class A/BIEAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$59	1.08%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class C/BIECX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$95	1.73%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class I/BIIEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$47	0.85%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Equity Fund
Class R6/BIERX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$41	0.75%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class A/BGEAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$68	1.25%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$66,063,959
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Health Care	22.84%
Financials	19.25%
Technology	12.00%
Consumer Staples	9.86%
Consumer Discretionary	9.23%
Industrials	7.75%
Energy	5.42%
Materials	4.77%
Communication Services	4.46%
Short-Term Investments	2.74%
Other	1.61%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class C/BGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$108	2.00%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$66,063,959
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Health Care	22.84%
Financials	19.25%
Technology	12.00%
Consumer Staples	9.86%
Consumer Discretionary	9.23%
Industrials	7.75%
Energy	5.42%
Materials	4.77%
Communication Services	4.46%
Short-Term Investments	2.74%
Other	1.61%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Global Equity Fund
Class I/BGVIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$54	1.00%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$66,063,959
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Health Care	22.84%
Financials	19.25%
Technology	12.00%
Consumer Staples	9.86%
Consumer Discretionary	9.23%
Industrials	7.75%
Energy	5.42%
Materials	4.77%
Communication Services	4.46%
Short-Term Investments	2.74%
Other	1.61%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class A/BEMAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$76	1.31%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class C/BEMCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$118	2.05%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class I/BEMIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$65	1.12%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Emerging Markets Value Fund
Class R6/BEMRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$56	0.97%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class A/BISAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$73	1.28%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class C/BINCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$109	1.91%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class I/BISMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$61	1.07%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes International Small Cap Equity Fund
Class R6/BISRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$57	1.00%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class A/BSCAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$65	1.15%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$225,043,588
Total number of portfolio holdings	46
Portfolio turnover rate	23%
Industry Sector as % of Net Assets
Industrials	38.79%
Health Care	13.64%
Consumer Discretionary	10.59%
Materials	8.90%
Technology	8.10%
Consumer Staples	7.04%
Energy	6.90%
Financials	2.97%
Short-Term Investments	2.37%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class I/BSCMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$51	0.90%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$225,043,588
Total number of portfolio holdings	46
Portfolio turnover rate	23%
Industry Sector as % of Net Assets
Industrials	38.79%
Health Care	13.64%
Consumer Discretionary	10.59%
Materials	8.90%
Technology	8.10%
Consumer Staples	7.04%
Energy	6.90%
Financials	2.97%
Short-Term Investments	2.37%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Small Cap Value Fund
Class R6/BSCRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$41	0.72%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$225,043,588
Total number of portfolio holdings	46
Portfolio turnover rate	23%
Industry Sector as % of Net Assets
Industrials	38.79%
Health Care	13.64%
Consumer Discretionary	10.59%
Materials	8.90%
Technology	8.10%
Consumer Staples	7.04%
Energy	6.90%
Financials	2.97%
Short-Term Investments	2.37%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class A/BCPAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$25	0.50%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$97,054,830
Total number of portfolio holdings	70
Portfolio turnover rate	11%
Asset Type as % of Net Assets
US Governments	59.40%
Corporate Bonds	29.09%
Federal and Federally Sponsored Credits	4.65%
Short-Term Investments	3.01%
Foreign Issuer Bonds	2.36%
Other	0.73%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class I/BCPIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$15	0.30%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$97,054,830
Total number of portfolio holdings	70
Portfolio turnover rate	11%
Asset Type as % of Net Assets
US Governments	59.40%
Corporate Bonds	29.09%
Federal and Federally Sponsored Credits	4.65%
Short-Term Investments	3.01%
Foreign Issuer Bonds	2.36%
Other	0.73%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Core Plus Fixed Income Fund
Class R6/BCPRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$15	0.30%*
*	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$97,054,830
Total number of portfolio holdings	70
Portfolio turnover rate	11%
Asset Type as % of Net Assets
US Governments	59.40%
Corporate Bonds	29.09%
Federal and Federally Sponsored Credits	4.65%
Short-Term Investments	3.01%
Foreign Issuer Bonds	2.36%
Other	0.73%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS
Brandes Separately Managed Account Reserve Trust
Ticker | SMARX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust*	$0	0.00%**
*	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.
**	Annualized.
KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$189,202,983
Total number of portfolio holdings	55
Portfolio turnover rate	21%
Asset Type as % of Net Assets
Corporate Bonds	50.88%
US Governments	36.87%
Foreign Issuer Bonds	4.18%
Federal and Federally Sponsored Credits	4.06%
Other	3.02%
Where can I find more information?
At brandes.com/funds/regulatory-literature, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 1-800-395-3807 (toll free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-395-3807 (toll free) and we will begin sending you separate copies of these materials within 30 days after receiving your request.
BRANDES INVESTMENT PARTNERS

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND OTHER INFORMATION
INTERNATIONAL EQUITY FUND
GLOBAL EQUITY FUND
EMERGING MARKETS VALUE FUND
INTERNATIONAL SMALL CAP EQUITY FUND
SMALL CAP VALUE FUND
CORE PLUS FIXED INCOME FUND
For the six months ended September 30, 2025

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 90.74%
Austria – 0.96%
189,675	Erste Group Bank AG	$18,645,537
Brazil – 4.09%
12,786,200	Ambev SA	29,045,076
601,434	Embraer SA Sponsored – ADR	36,356,685
2,195,100	Telefonica Brasil SA(a)	14,051,775
		79,453,536
Canada – 3.88%
1,078,794	CAE, Inc.(a)	31,975,454
258,156	Nutrien Ltd.	15,156,339
756,673	Open Text Corp.	28,284,437
		75,416,230
China – 3.55%
3,087,900	Alibaba Group Holding Ltd.	69,058,155
France – 18.76%
359,777	BNP Paribas SA	32,906,214
230,020	Capgemini SE	33,554,721
2,657,151	Carrefour SA	40,268,488
245,000	Engie Prime De Fidelite 2027(a)	5,250,910
1,170,397	Engie SA	25,159,477
137,740	Kering SA	46,156,314
999,414	Orange SA	16,211,471
342,676	Pernod Ricard SA	33,736,666
306,706	Publicis Groupe SA	29,515,333
565,746	Sanofi SA	53,572,703
330,293	Societe BIC SA	20,630,401
455,231	TotalEnergies SE	27,727,501
		364,690,199
Germany – 5.54%
658,434	Deutsche Post AG	29,423,670
522,156	Henkel AG & Co. KGaA	38,757,877
210,243	Infineon Technologies AG	8,247,870
116,690	SAP SE	31,245,761
		107,675,178
Shares		Value
Hong Kong – 2.27%
27,535,000	Budweiser Brewing Co. APAC Ltd.(b)	$29,268,380
17,776,000	First Pacific Co. Ltd.	14,901,799
		44,170,179
Italy – 3.10%
209,917	Buzzi SpA	11,567,464
1,290,224	Eni SpA	22,573,889
3,943,883	Intesa Sanpaolo SpA	26,105,260
		60,246,613
Japan – 12.74%
3,512,500	Astellas Pharma, Inc.	38,286,203
515,100	Bridgestone Corp.	23,806,978
2,610,700	Honda Motor Co. Ltd.	26,940,670
2,352,600	Kubota Corp.	29,559,026
686,400	Makita Corp.	22,247,191
589,500	Mitsubishi UFJ Financial Group, Inc.	9,509,448
66,000	SMC Corp.	20,400,087
1,056,800	Sumitomo Mitsui Trust Group, Inc.	30,672,580
1,573,583	Takeda Pharmaceutical Co. Ltd.	46,216,752
		247,638,935
Mexico – 7.53%
835,243	America Movil SAB de CV – ADR	17,540,103
11,140,870	America Movil SAB de CV – Class B	11,661,915
3,161,167	Cemex SAB de CV Sponsored – ADR	28,418,891
21,488,747	Fibra Uno Administracion SA de CV	31,669,603
8,217,618	Kimberly-Clark de Mexico SAB de CV – Class A	17,383,380
12,852,751	Wal-Mart de Mexico SAB de CV	39,701,866
		146,375,758
See Notes to the Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

Shares		Value
Netherlands – 6.05%
628,752	Heineken Holding NV	$43,172,083
1,233,449	Koninklijke Philips NV	33,789,185
1,438,133	STMicroelectronics NV	40,648,720
		117,609,988
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(a),(c)	—
Singapore – 1.93%
16,986,600	Wilmar International Ltd.	37,565,857
South Korea – 1.00%
91,038	Hyundai Mobis Co. Ltd.	19,368,779
Switzerland – 6.71%
168,660	Cie Financiere Richemont SA – Class A Registered	32,377,055
166,642	Novartis AG Registered	21,426,560
14,150	Swatch Group AG Bearer	2,674,320
1,063,581	Swatch Group AG Registered	40,849,234
808,008	UBS Group AG Registered	33,220,081
		130,547,250
Taiwan – 1.57%
703,000	Taiwan Semiconductor Manufacturing Co. Ltd.	30,536,792
Shares		Value
United Kingdom – 11.06%
2,193,137	GSK Plc	$47,090,992
6,601,049	J Sainsbury Plc	29,679,801
7,103,185	Kingfisher Plc	29,590,222
348,590	Reckitt Benckiser Group Plc	26,842,135
688,464	Shell Plc	24,537,572
1,210,440	Smith & Nephew Plc	21,954,175
2,216,632	Tesco Plc	13,285,807
4,416,778	WPP Plc	22,016,369
		214,997,073
TOTAL COMMON STOCKS (Cost $1,477,421,473)		$1,763,996,059
PREFERRED STOCKS – 6.81%
Brazil – 2.25%
7,397,300	Petroleo Brasileiro SA – Petrobras, 2.555%(d)	$43,725,691
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(a),(c),(d)	—
South Korea – 2.80%
1,148,296	Samsung Electronics Co. Ltd., 2.194%(d)	54,499,293
Spain – 1.76%
3,399,726	Grifols SA – Class B, 1.749%(d)	34,132,200
TOTAL PREFERRED STOCKS (Cost $121,109,030)		$132,357,184
See Notes to the Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.01%
Money Market Funds — 2.01%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%(e)	39,090,385	$39,090,385
TOTAL SHORT-TERM INVESTMENTS (Cost $39,090,385)		$39,090,385
Total Investments (Cost $1,637,620,888) – 99.56%		$1,935,443,628
Other Assets in Excess of Liabilities – 0.44%		8,540,740
TOTAL NET ASSETS – 100.00%		$1,943,984,368

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $29,268,380 which represented 1.51% of the net assets of the Fund.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of September 30, 2025.
See Notes to the Financial Statements.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2025

COMMON STOCKS
Aerospace & Defense	3.51%
Air Freight & Logistics	1.51%
Automobile Components	2.22%
Automobiles	1.39%
Banks	6.06%
Beverages	6.96%
Broadline Retail	3.55%
Capital Markets	1.71%
Chemicals	0.78%
Commercial Services & Supplies	1.06%
Construction Materials	2.06%
Consumer Staples Distribution & Retail	6.33%
Diversified REITs	1.63%
Diversified Telecommunication Services	1.55%
Food Products	2.70%
Health Care Equipment & Supplies	2.87%
Household Products	4.27%
IT Services	1.73%
Machinery	3.71%
Media	2.65%
Multi-Utilities	1.56%
Oil, Gas & Consumable Fuels	3.85%
Pharmaceuticals	10.63%
Semiconductors & Semiconductor Equipment	4.09%
Software	3.07%
Specialty Retail	1.52%
Textiles, Apparel & Luxury Goods	6.27%
Wireless Telecommunication Services	1.50%
TOTAL COMMON STOCKS	90.74%
PREFERRED STOCKS
Biotechnology	1.76%
Oil, Gas & Consumable Fuels	2.25%
Technology Hardware, Storage & Peripherals	2.80%
TOTAL PREFERRED STOCKS	6.81%
SHORT-TERM INVESTMENTS	2.01%
TOTAL INVESTMENTS	99.56%
Other Assets in Excess of Liabilities	0.44%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 95.33%
Austria – 2.52%
16,943	Erste Group Bank AG	$1,665,540
Brazil – 3.60%
399,000	Ambev SA	906,367
97,520	Embraer SA	1,471,160
		2,377,527
Canada – 1.29%
28,873	CAE, Inc.(a)	855,796
China – 3.86%
92,800	Alibaba Group Holding Ltd.	2,075,390
1,164,000	Topsports International Holdings Ltd.	472,309
		2,547,699
France – 11.35%
6,252	Capgemini SE	912,025
32,590	Carrefour SA	493,894
3,713	Kering SA	1,244,216
8,725	Pernod Ricard SA	858,982
9,932	Publicis Groupe SA	955,789
16,571	Sanofi SA	1,569,173
24,038	TotalEnergies SE	1,464,122
		7,498,201
Germany – 1.32%
3,851	Heidelberg Materials AG	870,502
Hong Kong – 2.99%
141,200	AIA Group Ltd.	1,353,256
584,600	Budweiser Brewing Co. APAC Ltd.(b)	621,402
		1,974,658
Ireland – 2.38%
6,939	CRH Plc	837,180
4,184	ICON Plc(a)	732,200
		1,569,380
Japan – 1.07%
24,100	Takeda Pharmaceutical Co. Ltd.	707,826
Malaysia – 0.66%
629,000	Genting Bhd	436,730
Shares		Value
Mexico – 2.42%
311,196	Fibra Uno Administracion SA de CV	$458,633
369,530	Wal-Mart de Mexico SAB de CV	1,141,470
		1,600,103
Netherlands – 1.62%
13,652	Heineken NV	1,069,075
South Korea – 2.33%
1,516	Hyundai Mobis Co. Ltd.	322,536
2,233	Hyundai Motor Co.	342,327
14,595	Samsung Electronics Co. Ltd.	874,975
		1,539,838
Switzerland – 3.08%
2,679	Cie Financiere Richemont SA – Class A Registered	514,278
36,938	UBS Group AG Registered	1,518,652
		2,032,930
Taiwan – 3.50%
28,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,216,259
10,000	Wiwynn Corp.	1,095,713
		2,311,972
United Kingdom – 9.34%
81,857	GSK Plc	1,757,632
16,880	Imperial Brands Plc	717,087
62,666	NatWest Group Plc	442,632
9,134	Reckitt Benckiser Group Plc	703,336
20,431	Shell Plc Sponsored – ADR	1,461,429
60,098	Smith & Nephew Plc	1,090,019
		6,172,135
United States – 42.00%
3,949	Alphabet, Inc. – Class A	960,002
13,509	Amdocs Ltd.	1,108,413
6,760	American International Group, Inc.	530,930
6,868	Arch Capital Group Ltd.	623,134
27,011	Bank of America Corp.	1,393,498
6,121	Becton Dickinson & Co.	1,145,668
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

Shares		Value
4,643	Cardinal Health, Inc.	$728,765
4,767	Cigna Corp.	1,374,088
13,995	Citigroup, Inc.	1,420,493
11,257	Cognizant Technology Solutions Corp. – Class A	755,007
32,698	Comcast Corp. – Class A	1,027,371
11,941	Corteva, Inc.	807,570
8,918	CVS Health Corp.	672,328
3,862	Emerson Electric Co.	506,617
4,200	EPAM Systems, Inc.(a)	633,318
8,020	Evergy, Inc.	609,680
3,556	FedEx Corp.	838,540
9,041	Fiserv, Inc.(a)	1,165,656
26,594	Halliburton Co.	654,212
1,965	HCA Healthcare, Inc.	837,483
1,054	McKesson Corp.	814,257
11,458	Merck & Co., Inc.	961,670
4,874	Micron Technology, Inc.	815,518
5,309	Mohawk Industries, Inc.(a)	684,436
10,838	OneMain Holdings, Inc.	611,913
Shares		Value
45,401	Pfizer, Inc.	$1,156,818
3,704	PNC Financial Services Group, Inc.	744,245
17,114	Textron, Inc.	1,445,962
2,433	UnitedHealth Group, Inc.	840,115
14,925	Wells Fargo & Co.	1,251,014
8,187	Westlake Corp.	630,890
		27,749,611
TOTAL COMMON STOCKS (Cost $44,938,587)		$62,979,523
PREFERRED STOCKS – 1.86%
South Korea – 0.79%
10,969	Samsung Electronics Co. Ltd., 2.194%(c)	$520,600
Spain – 1.07%
71,406	Grifols SA – Class B – ADR, 1.765%(c)	711,204
TOTAL PREFERRED STOCKS (Cost $1,219,940)		$1,231,804

	Shares	Value
SHORT-TERM INVESTMENTS – 2.74%
Money Market Funds — 2.74%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%(d)	1,807,697	$1,807,697
TOTAL SHORT-TERM INVESTMENTS (Cost $1,807,697)		$1,807,697
Total Investments (Cost $47,966,224) – 99.93%		$66,019,024
Other Assets in Excess of Liabilities – 0.07%		44,935
TOTAL NET ASSETS – 100.00%		$66,063,959

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $621,402 which represented 0.94% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of September 30, 2025.
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2025

COMMON STOCKS
Aerospace & Defense	5.71%
Air Freight & Logistics	1.27%
Automobile Components	0.49%
Automobiles	0.52%
Banks	10.47%
Beverages	5.23%
Broadline Retail	3.14%
Capital Markets	2.30%
Chemicals	2.18%
Construction Materials	2.59%
Consumer Finance	0.93%
Consumer Staples Distribution & Retail	2.48%
Diversified REITs	0.69%
Electric Utilities	0.92%
Electrical Equipment	0.77%
Energy Equipment & Services	0.99%
Financial Services	1.76%
Health Care Equipment & Supplies	3.38%
Health Care Providers & Services	7.97%
Hotels, Restaurants & Leisure	0.66%
Household Durables	1.04%
Household Products	1.06%
Insurance	3.79%
Interactive Media & Services	1.45%
IT Services	5.16%
Life Sciences Tools & Services	1.11%
Media	3.01%
Oil, Gas & Consumable Fuels	4.43%
Pharmaceuticals	9.31%
Semiconductors & Semiconductor Equipment	3.07%
Specialty Retail	0.72%
Technology Hardware, Storage & Peripherals	2.98%
Textiles, Apparel & Luxury Goods	2.66%
Tobacco	1.09%
TOTAL COMMON STOCKS	95.33%
PREFERRED STOCKS
Biotechnology	1.07%
Technology Hardware, Storage & Peripherals	0.79%
TOTAL PREFERRED STOCKS	1.86%
SHORT-TERM INVESTMENTS	2.74%
TOTAL INVESTMENTS	99.93%
Other Assets in Excess of Liabilities	0.07%
TOTAL NET ASSETS	100.00%
See Notes to the Financial Statements.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2025 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 96.50%
Austria – 1.91%
160,655	Erste Group Bank AG	$15,792,797
Brazil – 9.76%
344,334	Embraer SA Sponsored – ADR	20,814,990
961,966	Engie Brasil Energia SA	7,356,290
2,845,433	Neoenergia SA	15,343,873
4,125,700	Sendas Distribuidora SA	7,371,959
880,000	Suzano SA(a)	8,250,646
735,760	Telefonica Brasil SA(a)	4,709,915
3,775,200	TIM SA	16,669,115
		80,516,788
Chile – 0.78%
1,822,284	Empresa Nacional de Telecomunicaciones SA	6,425,369
China – 14.85%
1,858,100	Alibaba Group Holding Ltd.	41,554,765
5,411,500	China Resources Beer Holdings Co. Ltd.	19,039,738
2,625,000	Galaxy Entertainment Group Ltd.	14,433,192
3,609,600	Haier Smart Home Co. Ltd. – Class H	11,710,267
20,299,000	Topsports International Holdings Ltd.	8,236,595
6,770,000	TravelSky Technology Ltd. – Class H	9,242,017
6,440,600	Wynn Macau Ltd.	5,972,782
650,650	ZTO Express Cayman, Inc.	12,308,955
		122,498,311
Georgia – 1.49%
201,454	TBC Bank Group Plc	12,314,018
Greece – 1.84%
803,485	Hellenic Telecommunications Organization SA	15,206,506
Hong Kong – 4.15%
1,149,800	AIA Group Ltd.	11,019,644
Shares		Value
1,535,400	ASMPT Ltd.	$16,191,538
2,181,200	Luk Fook Holdings International Ltd.	6,986,634
		34,197,816
India – 3.83%
512,338	Embassy Office Parks REIT	2,433,937
1,744,230	HDFC Bank Ltd.	18,692,400
1,263,076	IndusInd Bank Ltd.(a)	10,464,179
		31,590,516
Indonesia – 5.57%
81,376,111	Bank Rakyat Indonesia Persero Tbk PT	19,073,135
2,806,712	Gudang Garam Tbk PT	2,353,663
18,939,800	Indofood Sukses Makmur Tbk PT	8,217,834
88,691,000	Telkom Indonesia Persero Tbk PT	16,330,382
		45,975,014
Kazakhstan – 0.89%
89,952	Kaspi.KZ JSC - ADR	7,347,279
Luxembourg – 3.59%
137,634	Globant SA(a)	7,897,439
447,962	Millicom International Cellular SA	21,744,076
		29,641,515
Mexico – 8.29%
342,717	America Movil SAB de CV – ADR	7,197,057
1,586,133	America Movil SAB de CV – Class B	1,660,314
428,817	Cemex SAB de CV Sponsored – ADR	3,855,065
10,352,107	Fibra Uno Administracion SA de CV	15,256,689
1,143,704	Kimberly-Clark de Mexico SAB de CV – ADR	12,028,106
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	3,429,373
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

Shares		Value
2,051,547	Prologis Property Mexico SA de CV	$8,399,541
5,364,007	Wal-Mart de Mexico SAB de CV	16,569,300
		68,395,445
Panama – 4.12%
334,380	Banco Latinoamericano de Comercio Exterior SA – Class E	15,371,449
156,609	Copa Holdings SA – Class A	18,608,281
		33,979,730
Philippines – 2.02%
8,413,109	Bank of the Philippine Islands	16,623,841
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 1.93%
7,206,493	Wilmar International Ltd.	15,937,156
Slovenia – 1.55%
313,493	Nova Ljubljanska Banka – GDR Registered	12,771,560
South Africa – 1.38%
1,083,418	Absa Group Ltd.	11,369,786
South Korea – 11.43%
193,128	Hana Financial Group, Inc.	12,007,724
Shares		Value
290,333	Hankook Tire & Technology Co. Ltd.	$7,935,775
871,690	Samsung Electronics Co. Ltd.	52,258,101
142,272	Shinhan Financial Group Co. Ltd.	7,173,064
60,127	SK Hynix, Inc.	14,905,362
		94,280,026
Taiwan – 13.65%
3,015,398	Chailease Holding Co. Ltd.	11,050,968
1,755,900	Taiwan Semiconductor Manufacturing Co. Ltd.	76,272,481
231,000	Wiwynn Corp.	25,310,955
		112,634,404
Thailand – 2.46%
30,042,081	3BB Internet Infrastructure Fund	6,030,073
2,760,200	Kasikornbank PCL Registered	14,269,823
		20,299,896
United Kingdom – 1.01%
588,255	HSBC Holdings Plc	8,302,114
TOTAL COMMON STOCKS (Cost $668,725,698)		$796,099,887
PREFERRED STOCKS – 2.51%
Brazil – 2.51%
3,501,157	Petroleo Brasileiro SA – Petrobras, 2.555%(c)	$20,695,458
TOTAL PREFERRED STOCKS (Cost $14,685,731)		$20,695,458
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.04%
Money Market Funds — 1.04%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%(d)	8,567,531	$8,567,531
TOTAL SHORT-TERM INVESTMENTS (Cost $8,567,531)		$8,567,531
Total Investments (Cost $691,978,960) – 100.05%		$825,362,876
Liabilities in Excess of Other Assets – (0.05)%		(418,914)
TOTAL NET ASSETS – 100.00%		$824,943,962

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of September 30, 2025.
See Notes to the Financial Statements.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2025

COMMON STOCKS
Aerospace & Defense	2.52%
Air Freight & Logistics	1.49%
Automobile Components	0.96%
Banks	19.27%
Beverages	2.31%
Broadline Retail	5.04%
Construction Materials	0.47%
Consumer Finance	0.89%
Consumer Staples Distribution & Retail	2.91%
Diversified REITs	1.85%
Diversified Telecommunication Services	5.12%
Electric Utilities	1.86%
Financial Services	3.20%
Food Products	2.93%
Hotels, Restaurants & Leisure	3.59%
Household Durables	1.42%
Household Products	1.87%
Independent Power and Renewable Electricity Producers	0.89%
Industrial Real Estate Investment Trusts	1.02%
Insurance	1.34%
IT Services	0.96%
Office Real Estate Investment Trusts	0.29%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.00%
Passenger Airlines	2.26%
Semiconductors & Semiconductor Equipment	13.01%
Specialty Retail	1.85%
Technology Hardware, Storage & Peripherals	9.40%
Tobacco	0.28%
Wireless Telecommunication Services	6.50%
TOTAL COMMON STOCKS	96.50%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.51%
TOTAL PREFERRED STOCKS	2.51%
SHORT-TERM INVESTMENTS	1.04%
TOTAL INVESTMENTS	100.05%
Liabilities in Excess of Other Assets	(0.05)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 92.78%
Austria – 1.05%
599,204	Addiko Bank AG(a)	$14,703,056
Belgium – 1.97%
3,715,347	Ontex Group NV(a)	27,661,356
Brazil – 3.72%
2,364,740	Embraer SA	35,673,817
3,094,572	Neoenergia SA	16,687,344
		52,361,161
Canada – 10.24%
1,496,684	CAE, Inc.(a)	44,361,714
1,272,636	Canfor Corp.(a)	11,201,977
628,740	Corby Spirit and Wine Ltd.	6,347,486
1,156,725	Dorel Industries, Inc. – Class B(a)	1,388,037
54,084	Lassonde Industries, Inc. – Class A	8,234,432
949,456	Open Text Corp.	35,490,665
1,793,818	Pason Systems, Inc.	15,570,397
731,373	Winpak Ltd.	21,430,905
		144,025,613
France – 8.17%
1,051,381	Elior Group SA(a),(b)	3,274,413
1,528,018	Euroapi SA(a)	5,557,373
795,124	LISI SA	43,245,661
21,230	LISI SA (PRIME)	1,151,539
71,431	LISI SA Registered (2026)	3,874,497
137,000	LISI SA Registered (2027)	7,431,033
580,933	Societe BIC SA	36,285,603
200,427	Vicat SACA	14,108,355
		114,928,474
Germany – 0.39%
91,918	Draegerwerk AG & Co. KGaA	5,524,541
Hong Kong – 5.44%
2,059,500	Dickson Concepts International Ltd.	1,382,133
23,403,000	Emperor Watch & Jewellery Ltd.	857,093
42,545,000	First Pacific Co. Ltd.	35,665,900
Shares		Value
30,855,020	PAX Global Technology Ltd.	$22,798,446
46,700,000	Pico Far East Holdings Ltd.	15,827,263
		76,530,835
Hungary – 2.22%
5,845,157	Magyar Telekom Telecommunications Plc	31,217,839
Indonesia – 2.51%
81,338,300	Indofood Sukses Makmur Tbk PT	35,292,063
Ireland – 4.82%
1,201,744	AIB Group Plc	10,955,992
1,149,273	Avadel Pharmaceuticals Plc(a)	17,549,399
21,136,192	C&C Group Plc(e)	39,227,969
		67,733,360
Japan – 8.84%
1,006,300	Futaba Corp.	4,515,269
1,129,600	H.U. Group Holdings, Inc.	26,131,470
539,200	Kaken Pharmaceutical Co. Ltd.	13,323,352
517,000	Kissei Pharmaceutical Co. Ltd.	15,053,978
1,363,000	Koatsu Gas Kogyo Co. Ltd.	9,563,501
1,208,544	Komori Corp.	12,400,469
2,063,000	Medipal Holdings Corp.	35,494,631
855,100	Nihon Parkerizing Co. Ltd.	7,907,721
		124,390,391
Luxembourg – 4.41%
357,616	Globant SA(a)	20,520,006
854,144	Millicom International Cellular SA	41,460,150
		61,980,156
Mexico – 5.47%
14,430,800	Bolsa Mexicana de Valores SAB de CV	30,156,262
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

Shares		Value
32,000,124	Consorcio ARA SAB de CV	$5,643,946
27,877,115	Fibra Uno Administracion SA de CV	41,084,628
		76,884,836
Panama – 0.73%
224,395	Banco Latinoamericano de Comercio Exterior SA – Class E	10,315,438
Slovenia – 2.82%
406,612	Nova Ljubljanska Banka – GDR(b)	16,565,185
567,438	Nova Ljubljanska Banka – GDR Registered	23,117,163
		39,682,348
South Korea – 4.72%
1,044,229	Hankook Tire & Technology Co. Ltd.	28,542,283
632,486	S-1 Corp.	37,911,744
		66,454,027
Spain – 2.33%
21,687,104	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	32,845,654
Switzerland – 5.12%
17,726	Bystronic AG	6,812,635
1,616,436	Montana Aerospace AG(a),(b)	56,611,759
52,681	Valiant Holding AG Registered	8,545,045
		71,969,439
United Kingdom – 15.22%
2,520,314	Balfour Beatty Plc	22,007,365
1,644,783	Burberry Group Plc(a)	25,983,248
Shares		Value
2,657,075	Hays Plc	$2,011,356
22,464,376	ITV Plc	24,240,758
7,174,701	J Sainsbury Plc	32,259,069
6,205,764	LSL Property Services Plc(e)	22,033,789
4,469,364	Mitie Group Plc	8,395,053
5,338,081	Pagegroup Plc	16,427,985
2,960,663	QinetiQ Group Plc	22,004,534
1,832,362	Travis Perkins Plc	15,080,115
924,137	Watches of Switzerland Group Plc(a),(b)	4,571,974
2,469,835	Yellow Cake Plc(a),(b)	19,072,274
		214,087,520
United States – 2.59%
1,737,626	Kennametal, Inc.	36,368,512
TOTAL COMMON STOCKS (Cost $990,728,485)		$1,304,956,619
PREFERRED STOCKS – 4.78%
Germany – 1.96%
370,229	Draegerwerk AG & Co. KGaA, 3.238%(c)	$27,556,886
Spain – 2.82%
3,979,687	Grifols SA – Class B – ADR, 1.765%(c)	39,637,682
TOTAL PREFERRED STOCKS (Cost $52,223,775)		$67,194,568
INVESTMENT COMPANIES – 1.18%
Canada – 1.18%
834,451	Sprott Physical Uranium Trust(a)	$16,686,622
TOTAL INVESTMENT COMPANIES (Cost $12,750,186)		$16,686,622
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.25%
Money Market Funds — 1.25%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%(d)	17,612,424	$17,612,424
TOTAL SHORT-TERM INVESTMENTS (Cost $17,612,424)		$17,612,424
Total Investments (Cost $1,073,314,870) – 99.99%		$1,406,450,233
Other Assets in Excess of Liabilities – 0.01%		109,955
TOTAL NET ASSETS – 100.00%		$1,406,560,188

Percentages are stated as a percent of net assets.
GDR Global Depositary Receipt
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $100,095,605 which represented 7.12% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of September 30, 2025.
(e)
Affiliated issuer. The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of September 30, 2025:

Issuer Name	Value At March 31, 2025	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At September 30, 2025	Dividend Income
C&C Group Plc	$22,991,426	$15,264,005	$—	$—	$972,538	$39,227,969	$—
LSL Property Services Plc	13,171,370	9,617,786	—	—	(755,367)	22,033,789	—
	$36,162,796	$24,881,791	$—	$—	$217,171	$61,261,758	$—
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2025

COMMON STOCKS
Aerospace & Defense	15.23%
Automobile Components	2.03%
Banks	5.26%
Beverages	3.24%
Capital Markets	2.15%
Chemicals	1.24%
Commercial Services & Supplies	5.87%
Construction & Engineering	1.56%
Construction Materials	1.00%
Consumer Staples Distribution & Retail	2.29%
Containers & Packaging	1.52%
Diversified REITs	2.92%
Diversified Telecommunication Services	2.22%
Electric Utilities	1.19%
Electrical Equipment	0.32%
Electronic Equipment, Instruments & Components	1.62%
Energy Equipment & Services	1.11%
Financial Services	0.73%
Food Products	5.64%
Health Care Equipment & Supplies	0.39%
Health Care Providers & Services	4.38%
Hotels, Restaurants & Leisure	0.23%
Household Durables	0.50%
Insurance	2.33%
IT Services	1.46%
Machinery	3.95%
Media	2.84%
Oil, Gas & Consumable Fuels	1.36%
Paper & Forest Products	0.80%
Personal Care Products	1.97%
Pharmaceuticals	3.67%
Professional Services	1.31%
Real Estate Management & Development	1.57%
Software	2.52%
Specialty Retail	0.49%
Textiles, Apparel & Luxury Goods	1.85%
Trading Companies & Distributors	1.07%
Wireless Telecommunication Services	2.95%
TOTAL COMMON STOCKS	92.78%
PREFERRED STOCKS
Biotechnology	2.82%
Health Care Equipment & Supplies	1.96%
TOTAL PREFERRED STOCKS	4.78%
See Notes to the Financial Statements.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — September 30, 2025 (continued)

INVESTMENT COMPANIES
Trading Companies & Distributors	1.18%
TOTAL INVESTMENT COMPANIES	1.18%
SHORT-TERM INVESTMENTS	1.25%
TOTAL INVESTMENTS	99.99%
Other Assets in Excess of Liabilities	0.01%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 93.96%
Aerospace & Defense – 13.83%
93,264	CAE, Inc.(a)	$2,764,345
130,743	Hexcel Corp.	8,197,586
40,529	Moog, Inc. – Class A	8,416,657
5,899	National Presto Industries, Inc.	661,573
545,069	Park Aerospace Corp.	11,086,704
		31,126,865
Banks – 1.93%
128,126	Eagle Bancorp Montana, Inc.	2,212,736
72,399	National Bankshares, Inc.	2,131,427
		4,344,163
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	720
Chemicals – 3.47%
89,120	Minerals Technologies, Inc.	5,536,134
40,005	Scotts Miracle-Gro Co.	2,278,285
		7,814,419
Commercial Services & Supplies – 3.83%
24,232	Brady Corp. – Class A	1,890,823
65,647	Healthcare Services Group, Inc.(a)	1,104,839
33,697	UniFirst Corp.	5,633,801
		8,629,463
Communications Equipment – 1.15%
79,592	NETGEAR, Inc.(a)	2,577,985
Construction & Engineering – 3.19%
862,767	Orion Group Holdings, Inc.(a)	7,178,221
Consumer Staples Distribution & Retail – 3.35%
108,432	Ingles Markets, Inc. – Class A	7,542,530
Containers & Packaging – 4.48%
221,651	Sealed Air Corp.	7,835,363
52,123	Sonoco Products Co.	2,245,980
		10,081,343
Shares		Value
Electronic Equipment, Instruments & Components – 4.23%
561,842	Arlo Technologies, Inc.(a)	$9,523,222
Energy Equipment & Services – 4.99%
605,640	Innovex International, Inc.(a)	11,228,566
Health Care Equipment & Supplies – 4.03%
243,234	LENSAR, Inc.(a)	3,003,940
96,269	Utah Medical Products, Inc.	6,062,059
		9,065,999
Health Care Providers & Services – 0.49%
65,338	Pediatrix Medical Group, Inc.(a)	1,094,412
Hotels, Restaurants & Leisure – 1.98%
92,573	Papa John's International, Inc.	4,457,390
Household Durables – 0.09%
164,960	Dorel Industries, Inc. – Class B(a)	197,947
IT Services – 1.01%
39,576	Globant SA(a)	2,270,871
Leisure Products – 2.12%
549,908	American Outdoor Brands, Inc.(a)	4,773,201
Machinery – 15.25%
199,676	Graham Corp.(a)	10,962,212
126,201	Hurco Companies, Inc.(a)	2,195,897
504,035	Kennametal, Inc.	10,549,453
232,205	L.B. Foster Co. – Class A(a)	6,257,925
57,975	Timken Co.	4,358,561
		34,324,048
Oil, Gas & Consumable Fuels – 1.91%
165,831	World Kinect Corp.	4,303,314
Paper & Forest Products – 0.95%
242,739	Canfor Corp.(a)	2,136,633
Personal Care Products – 3.69%
408,005	Edgewell Personal Care Co.	8,306,982
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

Shares		Value
Pharmaceuticals – 7.19%
169,461	Avadel Pharmaceuticals Plc(a)	$2,587,669
399,741	Elanco Animal Health, Inc.(a)	8,050,784
88,920	Prestige Consumer Healthcare, Inc.(a)	5,548,608
		16,187,061
Professional Services – 1.01%
450,626	Resources Connection, Inc.	2,275,661
Software – 1.71%
102,648	Open Text Corp.	3,836,982
Textiles, Apparel & Luxury Goods – 6.40%
1,646,054	Hanesbrands, Inc.(a)	10,847,496
187,295	Movado Group, Inc.	3,552,986
		14,400,482
Trading Companies & Distributors – 1.68%
41,077	MSC Industrial Direct Co., Inc. – Class A	3,784,835
TOTAL COMMON STOCKS (Cost $186,507,695)		$211,463,315
Shares		Value
PREFERRED STOCKS – 1.93%
Biotechnology – 1.93%
435,200	Grifols SA – Class B – ADR, 1.765%(c)	$4,334,592
TOTAL PREFERRED STOCKS (Cost $3,606,088)		$4,334,592
INVESTMENT COMPANIES – 1.04%
Trading Companies & Distributors – 1.04%
116,818	Sprott Physical Uranium Trust(a)	$2,336,024
TOTAL INVESTMENT COMPANIES (Cost $1,930,126)		$2,336,024

	Shares	Value
SHORT-TERM INVESTMENTS – 2.37%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%, (d)	5,334,971	$5,334,971
TOTAL SHORT-TERM INVESTMENTS (Cost $5,334,971)		$5,334,971
Total Investments (Cost $197,378,880) – 99.30%		$223,468,902
Other Assets in Excess of Liabilities – 0.70%		1,574,686
TOTAL NET ASSETS – 100.00%		$225,043,588

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of September 30, 2025.
See Notes to the Financial Statements.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — September 30, 2025

COMMON STOCKS
Canada	3.98%
Ireland	1.15%
Luxembourg	1.01%
United States	87.82%
TOTAL COMMON STOCKS	93.96%
PREFERRED STOCKS
Spain	1.93%
TOTAL PREFERRED STOCKS	1.93%
INVESTMENT COMPANIES
Canada	1.04%
TOTAL INVESTMENT COMPANIES	1.04%
SHORT-TERM INVESTMENTS	2.37%
TOTAL INVESTMENTS	99.30%
Other Assets in Excess of Liabilities	0.70%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.65%
Federal Home Loan Mortgage Corporation – 2.43%
Pool A9-3505 4.500%, 8/1/2040	35,228	$35,323
Pool G0-6018 6.500%, 4/1/2039	8,417	8,900
Pool G1-8578 3.000%, 12/1/2030	283,600	277,783
Pool SD-2873 3.000%, 1/1/2052	1,933,823	1,722,926
Pool SD-8001 3.500%, 7/1/2049	171,320	158,392
Pool SD-8003 4.000%, 7/1/2049	167,537	160,556
		2,363,880
Federal National Mortgage Association – 2.22%
Pool 934124 5.500%, 7/1/2038	31,824	32,958
Pool AL9865 3.000%, 2/1/2047	573,871	517,357
Pool AS6201 3.500%, 11/1/2045	107,446	101,011
Pool BJ2553 3.500%, 12/1/2047	191,767	178,708
Pool BN6683 3.500%, 6/1/2049	298,402	275,883
Pool CA0483 3.500%, 10/1/2047	577,691	538,663
Pool CA1624 3.000%, 4/1/2033	300,681	292,616
Pool MA0918 4.000%, 12/1/2041	84,508	82,191
Pool MA3687 4.000%, 6/1/2049	135,239	128,308
Pool MA3695 3.000%, 7/1/2034	3,910	3,783
		2,151,478
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,467,708)		$4,515,358
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	213	$201
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $211)		$201
US GOVERNMENTS – 59.40%
Sovereign Government – 59.40%
United States Treasury Bond
4.750%, 2/15/2037	8,850,497	$9,292,676
3.500%, 2/15/2039	1,582,289	1,447,547
3.750%, 11/15/2043	8,586,874	7,603,073
3.000%, 5/15/2047	7,579,223	5,770,276
		24,113,572
United States Treasury Note
2.250%, 2/15/2027	6,657,255	6,530,091
2.375%, 5/15/2029	9,451,090	9,039,081
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
1.625%, 5/15/2031	14,951,124	$13,312,925
4.375%, 5/15/2034	4,550,000	4,655,219
		33,537,316
TOTAL US GOVERNMENTS (Cost $57,406,348)		$57,650,888
CORPORATE BONDS – 29.09%
Aerospace & Defense – 0.76%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	705,000	$742,519
Automotive – 1.78%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	423,062
2.700%, 8/10/2026	1,328,842	1,307,427
		1,730,489
Banking – 4.98%
Bank of America Corp. 4.450%, 3/3/2026	1,862,221	1,863,456
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	1,115,000	1,145,113
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	470,625
USB Capital IX 5.599% (CME Term SOFR 3M + 1.282%, minimum of 5.599%), Perpetual, 10/30/2025(d)	1,629,060	1,351,890
		4,831,084
Biotechnology & Pharmaceuticals – 1.41%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	1,415,000	1,367,091
Commercial Support Services – 1.45%
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 4/15/2026(b)	220,223	221,125
6.250%, 1/15/2028(b)	1,188,685	1,187,644
		1,408,769
Containers & Packaging – 0.60%
Sealed Air Corp. 4.000%, 12/1/2027(b)	594,612	583,547
Electric Utilities – 0.89%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	677,534	607,858
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	255,225
		863,083
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
Entertainment Content – 3.26%
Netflix, Inc. 4.375%, 11/15/2026	336,608	$338,128
Univision Communications, Inc.
8.000%, 8/15/2028(b)	965,000	999,952
8.500%, 7/31/2031(b)	1,765,000	1,822,613
		3,160,693
Food – 0.98%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	953,525
Home Construction – 0.00%
PulteGroup, Inc. 5.500%, 3/1/2026	684	685
Household Products – 1.11%
Coty, Inc. 5.000%, 4/15/2026(b)	1,076,594	1,073,343
Institutional Financial Services – 1.39%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	1,363,842	1,347,277
Internet Media & Services – 1.36%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	149,004
3.250%, 2/15/2030	796,151	760,679
Meta Platforms, Inc. 4.950%, 5/15/2033	395,456	409,451
		1,319,134
Leisure Facilities & Services – 2.24%
Sabre GLBL, Inc. 11.125%, 7/15/2030(b)	1,150,000	1,113,718
Travel + Leisure Co. 6.625%, 7/31/2026(b)	1,056,839	1,064,691
		2,178,409
Oil & Gas Supply Chain – 0.52%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	516,689	500,794
Oil, Gas Services & Equipment – 0.87%
Transocean International Ltd. 8.750%, 2/15/2030(b)	804,344	846,308
Publishing & Broadcasting – 0.69%
Gray Media, Inc. 9.625%, 7/15/2032(b)	655,000	669,173
REIT – 0.91%
Iron Mountain, Inc.
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
4.875%, 9/15/2027(b)	852,228	$848,129
4.875%, 9/15/2027	38,767	38,581
		886,710
Retail - Discretionary – 0.71%
Kohl's Corp. 10.000%, 6/1/2030(b)	630,000	685,022
Software – 0.82%
VMware LLC 3.900%, 8/21/2027	803,760	800,790
Technology Hardware – 1.26%
Pitney Bowes, Inc. 7.250%, 3/15/2029(b)	1,205,000	1,219,463
Telecommunications – 1.10%
Consolidated Communications, Inc. 6.500%, 10/1/2028(b)	465,000	472,556
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(b)	244,421	245,347
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	346,672
		1,064,575
TOTAL CORPORATE BONDS (Cost $27,787,762)		$28,232,483
FOREIGN ISSUER BONDS – 2.36%
Chemicals – 0.85%
Methanex Corp.
5.125%, 10/15/2027	283,229	$283,559
5.250%, 12/15/2029	541,689	540,890
		824,449
Telecommunications – 1.51%
Fibercop SpA 6.375%, 11/15/2033(b)	1,278,000	1,268,387
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	191,464
		1,459,851
TOTAL FOREIGN ISSUER BONDS (Cost $2,303,679)		$2,284,300
ASSET BACKED SECURITIES – 0.73%
Specialty Finance – 0.73%
SLM Private Credit Student Loan Trust Series 2004-B, 4.729%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	198,507	$195,847
SLM Private Credit Student Loan Trust Series 2005-A, 4.609%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	161,205	158,975
See Notes to the Financial Statements.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2006-A, 4.589%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	271,511	$260,613
SLM Private Credit Student Loan Trust Series 2007-A, 4.539%, (CME Term SOFR 3M + 0.502%), 12/16/2041(d)	93,848	91,985
TOTAL ASSET BACKED SECURITIES (Cost $686,583)		$707,420

	Shares	Value
SHORT-TERM INVESTMENTS – 3.01%
Money Market Funds – 3.01%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%(e)	2,923,345	$2,923,345
TOTAL SHORT-TERM INVESTMENTS (Cost $2,923,345)		$2,923,345
Total Investments (Cost $95,575,636) – 99.24%		$96,313,995
Other Assets in Excess of Liabilities – 0.76%		740,835
Total Net Assets – 100.00%		$97,054,830

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,539,280 which represented 18.07% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of September 30, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to the Financial Statements.

(This Page Intentionally Left Blank)

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (Unaudited)

	Brandes International Equity Fund	Brandes Global Equity Fund
ASSETS
Investments in securities, at value(1)	$1,935,443,628	$66,019,024
Foreign currency(1)	1,227,584	12,421
Receivables:
Securities sold	2,616,298	2
Fund shares sold	8,934,100	208,621
Dividends and interest	5,450,070	79,012
Tax reclaims	4,641,822	118,086
Prepaid expenses and other assets	154,515	33,987
Total Assets	1,958,468,017	66,471,153
LIABILITIES
Payables:
Securities purchased	4,231,647	—
Fund shares redeemed	2,869,311	120,932
12b-1 fee	32,919	970
Trustee fees	249	83
Custodian fee	—	826
Foreign capital gains taxes	—	—
Dividends	5,845,697	209,810
Securities lending	51	—
Accrued expenses	338,638	32,043
Due to Advisor	1,165,137	42,530
Total Liabilities	14,483,649	407,194
NET ASSETS	$1,943,984,368	$66,063,959
COMPONENTS OF NET ASSETS
Paid in capital	$1,593,375,592	$41,195,171
Total distributable earnings (loss)	350,608,776	24,868,788
Total Net Assets	$1,943,984,368	$66,063,959
Net asset value, offering price and redemption proceeds per share
Class A Shares
Net Assets	$141,116,535	$2,872,158
Shares outstanding (unlimited shares authorized without par value)	5,233,009	81,301
Offering and redemption price	$26.97	$35.33
Maximum offering price per share*	$28.62	$37.49
Class C Shares
Net Assets	$8,690,485	$773,784
Shares outstanding (unlimited shares authorized without par value)	329,435	22,290
Offering and redemption price	$26.38	$34.71
Class I Shares
Net Assets	$1,644,131,328	$62,418,017
Shares outstanding (unlimited shares authorized without par value)	60,291,957	1,739,081
Offering and redemption price	$27.27	$35.89
Class R6 Shares
Net Assets	$150,046,020	$N/A
Shares outstanding (unlimited shares authorized without par value)	5,451,223	N/A
Offering and redemption price	$27.53	$N/A
(1)Cost of:
Investments in securities	1,637,620,888	47,966,224
Foreign currency	1,227,583	12,421

*
Includes a sales load of 5.75% for the International, Global, Emerging Markets, International Small Cap, and Small Cap
Value Funds and 3.75% for the Core Plus Fund. (see Note 7 of the Notes to Financial Statements)

See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (Unaudited) (continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$825,362,876	$1,406,450,233	$223,468,902	$96,313,995
12,535	850,002	—	—

227,341	1,772,673	—	—
4,262,448	6,570,894	1,943,688	450,207
2,957,576	2,899,484	128,191	983,173
507,225	991,906	2,510	—
48,009	97,699	33,111	56,200
833,378,010	1,419,632,891	225,576,402	97,803,575

388,945	5,311,655	10,935	—
2,128,817	2,416,910	78,494	267,189
44,100	38,612	6,486	157
1,118	443	319	134
—	—	778	555
124,797	—	—	—
4,898,132	4,013,331	257,337	409,394
—	—	—	—
220,424	207,513	57,118	38,200
627,715	1,084,239	121,347	33,116
8,434,048	13,072,703	532,814	748,745
$824,943,962	$1,406,560,188	$225,043,588	$97,054,830

$980,850,135	$1,113,217,968	$190,454,313	$101,252,345
(155,906,173)	293,342,220	34,589,275	(4,197,515)
$824,943,962	$1,406,560,188	$225,043,588	$97,054,830

$204,954,764	$157,795,305	$33,057,351	$755,712
18,247,088	6,136,351	1,703,818	89,882
$11.23	$25.71	$19.40	$8.41
$11.92	$27.28	$20.58	$8.74

$4,603,334	$10,624,128	$N/A	$N/A
414,434	433,005	N/A	N/A
$11.11	$24.54	$N/A	$N/A

$604,228,511	$1,228,595,195	$183,613,628	$87,825,082
53,367,792	47,412,678	9,307,294	10,345,097
$11.32	$25.91	$19.73	$8.49

$11,157,353	$9,545,560	$8,372,609	$8,474,036
976,127	365,699	452,761	998,294
$11.43	$26.10	$18.49	$8.49

691,978,960	1,073,314,870	197,378,880	95,575,636
12,519	849,860	—	—
$—	$—	$—	$—
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2025 (Unaudited)

	Brandes International Equity Fund	Brandes Global Equity Fund
INVESTMENT INCOME
Income
Dividend income	$42,103,083	$1,075,976
Less: Foreign taxes withheld	(3,992,819)	(77,670)
Interest income	—	—
Income from securities lending	82,867	2,291
Total Income	38,193,131	1,000,597
Expenses
Advisory fees (Note 3)	6,086,216	233,532
Custody fees (Note 3)	66,001	4,321
Administration fees (Note 3)	167,916	10,878
Insurance expense	17,164	1,012
Legal fees	55,341	2,211
Printing fees	28,814	1,857
Miscellaneous	49,788	9,082
Registration expense	64,934	22,750
Trustees fees	32,813	1,310
Fund Officer fees (Note 3)	17,549	17,549
Transfer agent fees (Note 3)	162,902	5,863
12b-1 fees – Class A (Note 3)	143,786	2,978
12b-1 fees – Class C (Note 3)	27,093	2,332
Shareholder Service fees – Class C (Note 3)	4,485	476
Sub-Transfer Agency fees – Class I (Note 3)	267,580	10,530
Audit & Tax fees	15,819	15,070
Expenses recouped (Note 3)	—	—
Total expenses	7,208,201	341,751
Expenses waived/reimbursed by Advisor (Note 3)	(197,204)	(43,541)
Advisory fees waived (Note 3)	—	—
Total net expenses	7,010,997	298,210
Net investment income	31,182,134	702,387
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	54,731,379	3,724,671
Foreign currency transactions	42,614	202
Net realized gain (loss)	54,773,993	3,724,873
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments (net of increase in estimated foreign capital gains taxes of $124,797 for the Emerging Markets Fund)	201,117,096	4,484,976
Foreign currency transactions	385,814	7,748
Net change in unrealized appreciation (depreciation)	201,502,910	4,492,724
Net realized and unrealized gain (loss) on investments and foreign currency transactions	256,276,903	8,217,597
Net increase (decrease) in net assets resulting from operations	$287,459,037	$8,919,984
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2025 (Unaudited)
(continued)

Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$20,153,756	$25,557,013	$1,241,480	$88,348
(2,018,305)	(2,418,903)	(16,378)	—
—	501	—	2,895,940
—	4	—	—
18,135,451	23,138,615	1,225,102	2,984,288

3,415,068	5,437,865	539,374	225,547
54,969	57,882	6,864	2,895
77,218	120,837	20,458	17,979
13,249	11,752	867	2,224
27,334	40,141	5,037	5,064
17,481	21,557	6,696	3,495
34,222	36,282	8,158	7,844
35,359	53,083	33,533	25,382
16,404	22,914	3,077	3,184
17,550	17,550	17,549	17,549
72,204	115,823	15,443	12,965
228,605	163,277	26,632	985
14,879	29,581	—	—
3,885	4,157	—	—
113,202	197,626	31,945	12,097
15,395	15,590	15,111	15,108
56,218	—	5,024	—
4,213,242	6,345,917	735,768	352,318
(4,542)	(2,052)	(18,348)	(126,256)
—	—	—	(32,222)
4,208,700	6,343,865	717,420	193,840
13,926,751	16,794,750	507,682	2,790,448

12,305,350	59,366,813	4,730,381	(1,313,364)
37,564	96,790	1,371	—
12,342,914	59,463,603	4,731,752	(1,313,364)

163,196,897	182,890,795	28,599,643	2,404,467
127,696	99,804	(5)	—
163,324,593	182,990,599	28,599,638	2,404,467
175,667,507	242,454,202	33,331,390	1,091,103
$189,594,258	$259,248,952	$33,839,072	$3,881,551
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS

	Brandes International Equity Fund
	Six Months Ended September 30, 2025 (Unaudited)	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$31,182,134	$8,608,738	$21,194,502
Net realized gain (loss) on:
Investments	54,731,379	47,753,072	50,032,062
Foreign currency transactions	42,614	(338,250)	(346,725)
Net unrealized appreciation (depreciation) on:
Investments	201,117,096	(40,349,979)	139,173,611
Foreign currency transactions	385,814	(102,291)	256,684
Net increase (decrease) in net assets resulting from operations	287,459,037	15,571,290	210,310,134
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(2,088,840)	(549,561)	(1,081,544)
Class C	(109,883)	(31,438)	(118,344)
Class I	(26,556,241)	(9,846,043)	(15,874,424)
Class R6	(2,424,460)	(1,000,440)	(1,556,062)
Decrease in net assets from distributions	(31,179,424)	(11,427,482)	(18,630,374)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	536,601,974	423,479,188	270,503,441
Net asset value of shares issued on reinvestment of distributions	28,106,752	10,881,256	17,770,341
Payments for shares redeemed	(162,937,652)	(118,177,336)	(172,689,900)
Net increase (decrease) in net assets from capital share transactions	401,771,074	316,183,108	115,583,882
Total increase (decrease) in net assets	658,050,687	320,326,916	307,263,642
NET ASSETS
Beginning of the Period	1,285,933,681	965,606,765	658,343,123
End of the Period	$1,943,984,368	$1,285,933,681	$965,606,765

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Global Equity Fund
	Six Months Ended September 30, 2025 (Unaudited)	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$702,387	$315,391	$937,759
Net realized gain (loss) on:
Investments	3,724,671	3,507,012	3,073,376
Foreign currency transactions	202	2,277	(13,554)
Net unrealized appreciation (depreciation) on:
Investments	4,484,976	(1,635,385)	8,075,912
Foreign currency transactions	7,748	(3,818)	6,526
Net increase (decrease) in net assets resulting from operations	8,919,984	2,185,477	12,080,019
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(30,837)	(117,229)	(60,651)
Class C	(6,290)	(49,122)	(16,829)
Class I	(773,319)	(3,338,149)	(2,067,286)
Class R6	N/A	N/A	N/A
Decrease in net assets from distributions	(810,446)	(3,504,500)	(2,144,766)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	9,448,028	1,238,964	4,201,061
Net asset value of shares issued on reinvestment of distributions	804,083	3,478,506	2,127,932
Payments for shares redeemed	(2,849,110)	(6,037,158)	(5,165,227)
Net increase (decrease) in net assets from capital share transactions	7,403,001	(1,319,688)	1,163,766
Total increase (decrease) in net assets	15,512,539	(2,638,711)	11,099,019
NET ASSETS
Beginning of the Period	50,551,420	53,190,131	42,091,112
End of the Period	$66,063,959	$50,551,420	$53,190,131

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Emerging Markets Value Fund
	Six Months Ended September 30, 2025 (Unaudited)	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$13,926,751	$4,599,332	$16,994,326
Net realized gain (loss) on:
Investments	12,305,350	7,524,126	(26,034,102)
Foreign currency transactions	37,564	(56,416)	(608,992)
Net unrealized appreciation (depreciation) on:
Investments	163,196,897	(35,721,603)	140,197,823
Foreign currency transactions	127,696	(1,931)	(5,233)
Net increase (decrease) in net assets resulting from operations	189,594,258	(23,656,492)	130,543,822
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(3,193,346)	(1,705,501)	(4,119,967)
Class C	(56,091)	(32,672)	(80,997)
Class I	(9,576,048)	(5,130,263)	(14,265,133)
Class R6	(158,531)	(86,087)	(229,709)
Decrease in net assets from distributions	(12,984,016)	(6,954,523)	(18,695,806)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	68,174,638	51,373,151	96,289,970
Net asset value of shares issued on reinvestment of distributions	10,197,444	5,415,668	15,107,348
Payments for shares redeemed	(69,863,842)	(76,437,634)	(208,653,466)
Net increase (decrease) in net assets from capital share transactions	8,508,240	(19,648,815)	(97,256,148)
Total increase (decrease) in net assets	185,118,482	(50,259,830)	14,591,868
NET ASSETS
Beginning of the Period	639,825,480	690,085,310	675,493,442
End of the Period	$824,943,962	$639,825,480	$690,085,310

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes International Small Cap Equity Fund
	Six Months Ended September 30, 2025 (Unaudited)	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,794,750	$3,795,127	$11,145,502
Net realized gain (loss) on:
Investments	59,366,813	54,354,296	14,930,598
Foreign currency transactions	96,790	(167,839)	(551,291)
Net unrealized appreciation (depreciation) on:
Investments	182,890,795	(8,247,719)	152,687,275
Foreign currency transactions	99,804	(5,397)	72,275
Net increase (decrease) in net assets resulting from operations	259,248,952	49,728,468	178,284,359
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(2,163,636)	(1,278,224)	(1,886,310)
Class C	(114,628)	(80,086)	(94,968)
Class I	(17,933,923)	(9,323,006)	(14,067,922)
Class R6	(133,706)	(55,184)	(43,037)
Decrease in net assets from distributions	(20,345,893)	(10,736,500)	(16,092,237)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	556,271,033	158,207,113	273,156,598
Net asset value of shares issued on reinvestment of distributions	20,084,852	10,600,999	15,883,466
Payments for shares redeemed	(192,592,647)	(88,208,672)	(112,276,155)
Net increase (decrease) in net assets from capital share transactions	383,763,238	80,599,440	176,763,909
Total increase (decrease) in net assets	622,666,297	119,591,408	338,956,031
NET ASSETS
Beginning of the Period	783,893,891	664,302,483	325,346,452
End of the Period	$1,406,560,188	$783,893,891	$664,302,483

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Small Cap Value Fund
	Six Months Ended September 30, 2025 (Unaudited)	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$507,682	$183,122	$176,841
Net realized gain (loss) on:
Investments	4,730,381	4,768,751	1,217,077
Foreign currency transactions	1,371	(5,745)	340
Net unrealized appreciation (depreciation) on:
Investments	28,599,643	(9,381,368)	6,099,183
Foreign currency transactions	(5)	—	(11)
Net increase (decrease) in net assets resulting from operations	33,839,072	(4,435,240)	7,493,430
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(66,440)	(189,889)	(134,800)
Class C	N/A	N/A	N/A
Class I	(460,839)	(1,359,002)	(380,573)
Class R6	(25,520)	(36,764)	(1,890)
Decrease in net assets from distributions	(552,799)	(1,585,655)	(517,263)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	102,008,222	77,708,714	53,200,377
Net asset value of shares issued on reinvestment of distributions	541,900	1,579,073	516,333
Payments for shares redeemed	(29,316,866)	(16,037,200)	(11,268,493)
Net increase (decrease) in net assets from capital share transactions	73,233,256	63,250,587	42,448,217
Total increase (decrease) in net assets	106,519,529	57,229,692	49,424,384
NET ASSETS
Beginning of the Period	118,524,059	61,294,367	11,869,983
End of the Period	$225,043,588	$118,524,059	$61,294,367

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Brandes Core Plus Fixed Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,790,448	$2,545,682	$3,693,554
Net realized gain (loss) on:
Investments	(1,313,364)	(249,768)	(883,478)
Foreign currency transactions	—	—	(815)
Net unrealized appreciation (depreciation) on:
Investments	2,404,467	(1,896,480)	7,548,858
Foreign currency transactions	—	—	—
Net increase (decrease) in net assets resulting from operations	3,881,551	399,434	10,358,119
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(16,165)	(18,476)	(46,294)
Class C	N/A	N/A	N/A
Class I	(2,427,335)	(2,305,044)	(3,400,659)
Class R6	(324,366)	(200,284)	(203,901)
Decrease in net assets from distributions	(2,767,866)	(2,523,804)	(3,650,854)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	17,574,104	33,033,812	65,616,036
Net asset value of shares issued on reinvestment of distributions	2,742,286	2,502,587	3,617,639
Payments for shares redeemed	(53,934,990)	(19,246,130)	(27,289,565)
Net increase (decrease) in net assets from capital share transactions	(33,618,600)	16,290,269	41,944,110
Total increase (decrease) in net assets	(32,504,915)	14,165,899	48,651,375
NET ASSETS
Beginning of the Period	129,559,745	115,393,846	66,742,471
End of the Period	$97,054,830	$129,559,745	$115,393,846

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes International Equity Fund
Class A
9/30/2025 (Unaudited)	$23.01	0.47	3.94	4.41	(0.45)	$26.97	19.31%(4)
3/31/2025(6)	$23.03	0.16	0.04	0.20	(0.22)	$23.01	1.01%(4)
9/30/2024	$18.15	0.46	4.88	5.34	(0.46)	$23.03	29.73%
9/30/2023	$12.97	0.46	5.14	5.60	(0.42)	$18.15	43.29%
9/30/2022	$18.12	0.60	(5.02)	(4.42)	(0.73)	$12.97	(25.05)%
9/30/2021	$13.51	0.53	4.54	5.07	(0.46)	$18.12	37.55%
Class C
9/30/2025 (Unaudited)	$22.54	0.36	3.86	4.22	(0.38)	$26.38	18.84%(4)
3/31/2025(6)	$22.53	0.07	0.06	0.13	(0.12)	$22.54	0.62%(4)
9/30/2024	$17.79	0.31	4.77	5.08	(0.34)	$22.53	28.80%
9/30/2023	$12.72	0.30	5.07	5.37	(0.30)	$17.79	42.25%
9/30/2022	$17.78	0.43	(4.89)	(4.46)	(0.60)	$12.72	(25.64)%
9/30/2021	$13.27	0.43	4.47	4.90	(0.39)	$17.78	36.90%
Class I
9/30/2025 (Unaudited)	$23.26	0.49	4.00	4.49	(0.48)	$27.27	19.44%(4)
3/31/2025(6)	$23.29	0.19	0.04	0.23	(0.26)	$23.26	1.13%(4)
9/30/2024	$18.32	0.56	4.89	5.45	(0.48)	$23.29	30.12%
9/30/2023	$13.08	0.51	5.19	5.70	(0.46)	$18.32	43.66%
9/30/2022	$18.21	0.62	(5.03)	(4.41)	(0.72)	$13.08	(24.83)%
9/30/2021	$13.57	0.57	4.57	5.14	(0.50)	$18.21	37.87%
Class R6
9/30/2025 (Unaudited)	$23.48	0.50	4.04	4.54	(0.49)	$27.53	19.47%(4)
3/31/2025(6)	$23.51	0.20	0.04	0.24	(0.27)	$23.48	1.15%(4)
9/30/2024	$18.47	0.59	4.94	5.53	(0.49)	$23.51	30.30%
9/30/2023	$13.18	0.52	5.23	5.75	(0.46)	$18.47	43.76%
9/30/2022	$18.32	0.63	(5.06)	(4.43)	(0.71)	$13.18	(24.76)%
9/30/2021	$13.64	0.57	4.62	5.19	(0.51)	$18.32	38.03%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$141.1	1.08%(5)	3.71%(5)	1.08%(5)	3.71%(5)	9.22%(4)
$78.5	1.10%(5)	1.48%(5)	1.10%(5)	1.48%(5)	17.03%(4)
$57.7	1.12%	2.27%	1.12%	2.27%	31.26%
$43.9	1.13%	2.69%	1.13%	2.69%	21.81%
$27.9	1.12%	3.57%	1.13%	3.56%	28.67%
$38.2	1.10%	3.03%	1.11%	3.02%	30.41%

$8.7	1.73%(5)	2.96%(5)	1.73%(5)	2.96%(5)	9.22%(4)
$6.2	1.78%(5)	0.62%(5)	1.78%(5)	0.62%(5)	17.03%(4)
$7.4	1.87%	1.57%	1.87%	1.57%	31.26%
$7.3	1.89%	1.81%	1.89%	1.81%	21.81%
$5.9	1.87%	2.58%	1.88%	2.57%	28.67%
$8.8	1.54%	2.51%	1.56%	2.49%	30.41%

$1,644.1	0.85%(5)	3.85%(5)	0.87%(5)	3.83%(5)	9.22%(4)
$1,106.7	0.85%(5)	1.70%(5)	0.89%(5)	1.66%(5)	17.03%(4)
$822.9	0.85%	2.69%	0.91%	2.63%	31.26%
$553.0	0.85%	2.94%	0.93%	2.86%	21.81%
$387.4	0.85%	3.66%	0.93%	3.58%	28.67%
$552.2	0.85%	3.25%	0.91%	3.19%	30.41%

$150.0	0.75%(5)	3.89%(5)	0.83%(5)	3.81%(5)	9.22%(4)
$94.6	0.75%(5)	1.77%(5)	0.85%(5)	1.67%(5)	17.03%(4)
$77.6	0.75%	2.84%	0.87%	2.72%	31.26%
$54.1	0.75%	2.99%	0.88%	2.86%	21.81%
$40.1	0.75%	3.69%	0.88%	3.56%	28.67%
$58.8	0.75%	3.28%	0.86%	3.17%	30.41%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes Global Equity Fund
Class A
9/30/2025 (Unaudited)	$30.93	0.35	4.47	4.82	(0.42)	—	$35.33
3/31/2025(6)	$31.84	0.16	1.13	1.29	(0.12)	(2.08)	$30.93
9/30/2024	$25.80	0.51	6.82	7.33	(0.52)	(0.77)	$31.84
9/30/2023	$20.42	0.48	5.67	6.15	(0.44)	(0.33)	$25.80
9/30/2022	$26.53	0.49	(5.09)	(4.60)	(0.61)	(0.90)	$20.42
9/30/2021	$19.30	0.55	7.54	8.09	(0.56)	(0.30)	$26.53
Class C
9/30/2025 (Unaudited)	$30.42	0.24	4.37	4.61	(0.32)	—	$34.71
3/31/2025(6)	$31.41	0.04	1.11	1.15	(0.06)	(2.08)	$30.42
9/30/2024	$25.48	0.34	6.67	7.01	(0.31)	(0.77)	$31.41
9/30/2023	$20.17	0.28	5.61	5.89	(0.25)	(0.33)	$25.48
9/30/2022	$26.25	0.29	(5.01)	(4.72)	(0.46)	(0.90)	$20.17
9/30/2021	$19.16	0.37	7.47	7.84	(0.45)	(0.30)	$26.25
Class I
9/30/2025 (Unaudited)	$31.41	0.40	4.54	4.94	(0.46)	—	$35.89
3/31/2025(6)	$32.28	0.20	1.15	1.35	(0.14)	(2.08)	$31.41
9/30/2024	$26.13	0.58	6.91	7.49	(0.57)	(0.77)	$32.28
9/30/2023	$20.66	0.54	5.75	6.29	(0.49)	(0.33)	$26.13
9/30/2022	$26.78	0.55	(5.14)	(4.59)	(0.63)	(0.90)	$20.66
9/30/2021	$19.46	0.64	7.59	8.23	(0.61)	(0.30)	$26.78

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

15.66%(4)	$2.9	1.25%(5)	2.10%(5)	1.43%(5)	1.92%(5)	12.91%(4)
4.39%(4)	$1.7	1.25%(5)	1.03%(5)	1.60%(5)	0.68%(5)	13.19%(4)
29.18%	$1.7	1.25%	1.76%	1.39%	1.62%	20.21%
30.29%	$1.1	1.25%	1.88%	1.43%	1.70%	17.28%
(18.30)%	$0.8	1.25%	1.95%	1.42%	1.78%	14.57%
42.30%	$0.8	1.25%	2.21%	1.41%	2.05%	20.46%

15.20%(4)	$0.8	2.00%(5)	1.47%(5)	2.33%(5)	1.14%(5)	12.91%(4)
3.98%(4)	$0.6	2.00%(5)	0.26%(5)	2.44%(5)	(0.18)%(5)	13.19%(4)
28.24%	$0.7	2.00%	1.17%	2.18%	0.99%	20.21%
29.35%	$0.3	2.00%	1.14%	2.18%	0.96%	17.28%
(18.91)%	$0.6	2.00%	1.17%	2.17%	1.00%	14.57%
41.21%	$0.9	2.00%	1.50%	1.78%	1.72%	20.46%

15.80%(4)	$62.4	1.00%(5)	2.43%(5)	1.15%(5)	2.28%(5)	12.91%(4)
4.51%(4)	$48.2	1.00%(5)	1.27%(5)	1.24%(5)	1.03%(5)	13.19%(4)
29.46%	$50.8	1.00%	1.99%	1.15%	1.84%	20.21%
30.60%	$40.6	1.00%	2.11%	1.21%	1.90%	17.28%
(18.08)%	$35.2	1.00%	2.18%	1.22%	1.96%	14.57%
42.67%	$45.5	1.00%	2.52%	1.20%	2.32%	20.46%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Return of capital	Net asset value, end of period
Brandes Emerging Markets Value Fund
Class A
9/30/2025 (Unaudited)	$8.77	0.19	2.44	2.63	(0.17)	—	$11.23
3/31/2025(6)	$9.19	0.06	(0.39)	(0.33)	(0.09)	—	$8.77
9/30/2024	$7.76	0.20	1.45	1.65	(0.22)	—	$9.19
9/30/2023	$5.92	0.16	1.79	1.95	(0.11)	—	$7.76
9/30/2022	$8.66	0.28	(2.75)	(2.47)	(0.27)	— (7)	$5.92
9/30/2021	$7.04	0.18	1.54	1.72	(0.10)	—	$8.66
Class C
9/30/2025 (Unaudited)	$8.68	0.15	2.42	2.57	(0.14)	—	$11.11
3/31/2025(6)	$9.10	0.02	(0.37)	(0.35)	(0.07)	—	$8.68
9/30/2024	$7.69	0.13	1.43	1.56	(0.15)	—	$9.10
9/30/2023	$5.86	0.09	1.79	1.88	(0.05)	—	$7.69
9/30/2022	$8.59	0.22	(2.72)	(2.50)	(0.23)	— (7)	$5.86
9/30/2021	$7.01	0.14	1.55	1.69	(0.11)	—	$8.59
Class I
9/30/2025 (Unaudited)	$8.84	0.20	2.46	2.66	(0.18)	—	$11.32
3/31/2025(6)	$9.25	0.06	(0.37)	(0.31)	(0.10)	—	$8.84
9/30/2024	$7.81	0.21	1.46	1.67	(0.23)	—	$9.25
9/30/2023	$5.96	0.18	1.80	1.98	(0.13)	—	$7.81
9/30/2022	$8.71	0.24	(2.70)	(2.46)	(0.28)	(0.01)	$5.96
9/30/2021	$7.07	0.20	1.55	1.75	(0.11)	—	$8.71
Class R6
9/30/2025 (Unaudited)	$8.92	0.20	2.50	2.70	(0.19)	—	$11.43
3/31/2025(6)	$9.33	0.07	(0.38)	(0.31)	(0.10)	—	$8.92
9/30/2024	$7.87	0.22	1.48	1.70	(0.24)	—	$9.33
9/30/2023	$6.00	0.15	1.85	2.00	(0.13)	—	$7.87
9/30/2022	$8.76	0.28	(2.75)	(2.47)	(0.28)	(0.01)	$6.00
9/30/2021	$7.11	0.20	1.56	1.76	(0.11)	—	$8.76

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	During the period, the fiscal year end changed to March 31 from September 30.
(7)	Amount is less than $0.01 per share.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

30.20%(4)	$204.9	1.31%(5)	3.75%(5)	1.31%(5)	3.75%(5)	11.05%(4)
(3.41)%(4)	$162.2	1.32%(5)	1.27%(5)	1.32%(5)	1.27%(5)	21.13%(4)
21.38%	$176.4	1.32%	2.42%	1.32%	2.42%	27.76%
33.00%	$141.6	1.35%	2.16%	1.35%	2.16%	19.23%
(28.99)%	$137.5	1.33%	2.90%	1.33%	2.90%	23.04%
24.41%	$216.2	1.30%	2.02%	1.31%	2.01%	34.97%

29.74%(4)	$4.6	2.05%(5)	2.97%(5)	2.05%(5)	2.97%(5)	11.05%(4)
(3.76)%(4)	$3.5	2.07%(5)	0.50%(5)	2.07%(5)	0.50%(5)	21.13%(4)
20.53%	$4.4	2.08%	1.57%	2.08%	1.57%	27.76%
32.05%	$4.4	2.10%	1.29%	2.10%	1.29%	19.23%
(29.54)%	$5.1	2.08%	2.14%	2.08%	2.14%	23.04%
24.01%	$10.3	1.59%	1.66%	1.60%	1.65%	34.97%

30.29%(4)	$604.2	1.12%(5)	3.92%(5)	1.12%(5)	3.92%(5)	11.05%(4)
(3.33)%(4)	$466.8	1.12%(5)	1.48%(5)	1.13%(5)	1.47%(5)	21.13%(4)
21.71%	$501.0	1.12%	2.54%	1.13%	2.53%	27.76%
33.37%	$520.8	1.12%	2.40%	1.14%	2.38%	19.23%
(28.79)%	$457.0	1.12%	3.10%	1.14%	3.08%	23.04%
24.71%	$1,003.8	1.12%	2.24%	1.11%	2.25%	34.97%

30.44%(4)	$11.2	0.97%(5)	3.98%(5)	1.08%(5)	3.87%(5)	11.05%(4)
(3.27)%(4)	$7.3	0.97%(5)	1.63%(5)	1.10%(5)	1.50%(5)	21.13%(4)
21.89%	$8.3	0.97%	2.68%	1.08%	2.57%	27.76%
33.54%	$8.7	0.97%	2.05%	1.10%	1.92%	19.23%
(28.75)%	$21.0	0.97%	2.95%	1.08%	2.84%	23.04%
24.74%	$68.1	0.97%	2.32%	1.06%	2.23%	34.97%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes International Small Cap Equity Fund
Class A
9/30/2025 (Unaudited)	$20.42	0.33	5.35	5.68	(0.39)	$25.71	27.87%(4)
3/31/2025(6)	$19.39	0.09	1.25	1.34	(0.31)	$20.42	7.05%(4)
9/30/2024	$13.89	0.34	5.67	6.01	(0.51)	$19.39	43.93%
9/30/2023	$9.45	0.25	4.41	4.66	(0.22)	$13.89	49.42%
9/30/2022	$14.01	0.45	(4.27)	(3.82)	(0.74)	$9.45	(28.26)%
9/30/2021	$9.33	0.14	4.69	4.83	(0.15)	$14.01	51.91%
Class C
9/30/2025 (Unaudited)	$19.52	0.23	5.12	5.35	(0.33)	$24.54	27.47%(4)
3/31/2025(6)	$18.60	0.02	1.20	1.22	(0.30)	$19.52	6.69%(4)
9/30/2024	$13.36	0.20	5.44	5.64	(0.40)	$18.60	42.78%
9/30/2023	$9.09	0.13	4.27	4.40	(0.13)	$13.36	48.26%
9/30/2022	$13.49	0.33	(4.08)	(3.75)	(0.65)	$9.09	(28.71)%
9/30/2021	$9.03	0.10	4.54	4.64	(0.18)	$13.49	51.52%
Class I
9/30/2025 (Unaudited)	$20.57	0.36	5.39	5.75	(0.41)	$25.91	28.02%(4)
3/31/2025(6)	$19.51	0.11	1.26	1.37	(0.31)	$20.57	7.17%(4)
9/30/2024	$13.97	0.39	5.70	6.09	(0.55)	$19.51	44.22%
9/30/2023	$9.50	0.28	4.43	4.71	(0.24)	$13.97	49.62%
9/30/2022	$14.09	0.47	(4.29)	(3.82)	(0.77)	$9.50	(28.04)%
9/30/2021	$9.37	0.15	4.73	4.88	(0.16)	$14.09	52.15%
Class R6
9/30/2025 (Unaudited)	$20.72	0.37	5.43	5.80	(0.42)	$26.10	28.05%(4)
3/31/2025(6)	$19.64	0.13	1.26	1.39	(0.31)	$20.72	7.22%(4)
9/30/2024	$14.05	0.41	5.73	6.14	(0.55)	$19.64	44.39%
9/30/2023	$9.54	0.32	4.44	4.76	(0.25)	$14.05	50.05%
9/30/2022	$14.14	0.59	(4.40)	(3.81)	(0.79)	$9.54	(28.00)%
9/30/2021	$9.39	0.17	4.74	4.91	(0.16)	$14.14	52.39%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$157.8	1.28%(5)	2.73%(5)	1.28%(5)	2.73%(5)	12.77%(4)
$94.8	1.32%(5)	0.92%(5)	1.32%(5)	0.92%(5)	16.60%(4)
$79.5	1.32%	2.05%	1.32%	2.05%	35.77%
$48.9	1.36%	1.99%	1.36%	1.99%	32.77%
$37.8	1.36%	3.73%	1.36%	3.73%	38.17%
$68.0	1.32%	1.10%	1.33%	1.09%	26.16%

$10.6	1.91%(5)	2.00%(5)	1.91%(5)	2.00%(5)	12.77%(4)
$5.4	1.99%(5)	0.25%(5)	1.99%(5)	0.25%(5)	16.60%(4)
$4.6	2.07%	1.24%	2.07%	1.24%	35.77%
$3.0	2.11%	1.05%	2.11%	1.05%	32.77%
$3.2	2.11%	2.88%	2.11%	2.88%	38.17%
$5.3	1.49%	0.86%	1.50%	0.85%	26.16%

$1,228.6	1.07%(5)	2.93%(5)	1.07%(5)	2.93%(5)	12.77%(4)
$679.0	1.10%(5)	1.13%(5)	1.10%(5)	1.13%(5)	16.60%(4)
$576.9	1.12%	2.31%	1.12%	2.31%	35.77%
$272.9	1.15%	2.24%	1.16%	2.23%	32.77%
$196.2	1.15%	3.85%	1.16%	3.84%	38.17%
$318.0	1.12%	1.23%	1.13%	1.22%	26.16%

$9.6	1.00%(5)	2.98%(5)	1.05%(5)	2.93%(5)	12.77%(4)
$4.8	1.00%(5)	1.30%(5)	1.13%(5)	1.17%(5)	16.60%(4)
$3.3	1.00%	2.29%	1.08%	2.21%	35.77%
$0.5	1.00%	2.51%	1.11%	2.40%	32.77%
$0.3	1.00%	4.53%	1.10%	4.43%	38.17%
$13.5	1.00%	1.37%	1.08%	1.29%	26.16%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains	Net asset value, end of period
Brandes Small Cap Value Fund
Class A
9/30/2025 (Unaudited)	$15.62	0.04	3.78	3.82	(0.04)	—	$19.40
3/31/2025(6)	$16.12	0.01	(0.18)	(0.17)	(0.01)	(0.32)	$15.62
9/30/2024	$13.12	0.05	3.36	3.41	(0.14)	(0.27)	$16.12
9/30/2023	$10.40	0.12	2.88	3.00	(0.27)	(0.01)	$13.12
9/30/2022	$13.22	0.20	(2.30)	(2.10)	(0.21)	(0.51)	$10.40
9/30/2021	$8.52	0.02	4.51	4.53	0.17	—	$13.22
Class I
9/30/2025 (Unaudited)	$15.88	0.06	3.85	3.91	(0.06)	—	$19.73
3/31/2025(6)	$16.36	0.04	(0.18)	(0.14)	(0.02)	(0.32)	$15.88
9/30/2024	$13.30	0.09	3.40	3.49	(0.16)	(0.27)	$16.36
9/30/2023	$10.52	0.17	2.89	3.06	(0.27)	(0.01)	$13.30
9/30/2022	$13.34	0.19	(2.28)	(2.09)	(0.22)	(0.51)	$10.52
9/30/2021	$8.58	0.09	4.50	4.59	0.17	—	$13.34
Class R6
9/30/2025 (Unaudited)	$14.88	0.07	3.61	3.68	(0.07)	—	$18.49
3/31/2025(6)	$15.35	0.05	(0.17)	(0.12)	(0.03)	(0.32)	$14.88
9/30/2024	$12.49	0.07	3.23	3.30	(0.17)	(0.27)	$15.35
9/30/2023	$9.88	0.19	2.70	2.89	(0.27)	(0.01)	$12.49
9/30/2022	$12.53	0.20	(2.13)	(1.93)	(0.21)	(0.51)	$9.88
9/30/2021	$8.00	0.18	4.18	4.36	0.17	—	$12.53

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	During the period, the fiscal year end changed to March 31 from September 30.
(7)	Amount is less than $50,000.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Total return(2)	Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

24.50%(4)	$33.0	1.15%(5)	0.40%(5)	1.15%(5)	0.40%(5)	22.55%(4)
(1.22)%(4)	$11.6	1.15%(5)	0.07%(5)	1.23%(5)	(0.01)%(5)	22.02%(4)
26.59%	$8.5	1.15%	0.36%	1.41%	0.10%	38.36%
29.02%	$2.3	1.15%	0.96%	2.70%	(0.59)%	30.99%
(16.84)%	$0.7	1.15%	1.64%	4.66%	(1.87)%	160.46%
57.55%	$0.5	1.15%	0.19%	5.78%	(4.44)%	90.71%

24.64%(4)	$183.6	0.90%(5)	0.69%(5)	0.92%(5)	0.67%(5)	22.55%(4)
(1.09)%(4)	$103.2	0.90%(5)	0.42%(5)	1.01%(5)	0.31%(5)	22.02%(4)
26.94%	$51.4	0.90%	0.60%	1.18%	0.32%	38.36%
29.33%	$9.4	0.90%	1.36%	2.50%	(0.24)%	30.99%
(16.66)%	$3.1	0.90%	1.50%	4.25%	(1.85)%	160.46%
58.09%	$1.6	0.90%	0.70%	6.66%	(5.06)%	90.71%

24.76%(4)	$8.4	0.72%(5)	0.85%(5)	0.91%(5)	0.66%(5)	22.55%(4)
(1.06)%(4)	$3.7	0.72%(5)	0.60%(5)	1.07%(5)	0.25%(5)	22.02%(4)
27.14%	$1.4	0.72%	0.47%	1.27%	(0.08)%	38.36%
29.66%	$0.1	0.72%	1.63%	2.45%	(0.10)%	30.99%
(16.50)%	$0.1	0.72%	1.86%	3.58%	(1.00)%	160.46%
59.25%	$— (7)	0.72%	0.86%	6.62%	(5.04)%	90.71%

See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(2)
Brandes Core Plus Fixed Income Fund
Class A
9/30/2025 (Unaudited)	$8.34	0.17	0.07	0.24	(0.17)	$8.41	2.93%(4)
3/31/2025(6)	$8.52	0.16	(0.18)	(0.02)	(0.16)	$8.34	(0.18)%(4)
9/30/2024	$7.90	0.31	0.61	0.92	(0.30)	$8.52	11.88%
9/30/2023	$7.98	0.27	(0.08)	0.19	(0.27)	$7.90	2.33%
9/30/2022	$9.35	0.20	(1.36)	(1.16)	(0.21)	$7.98	(12.55)%
9/30/2021	$9.52	0.18	(0.12)	0.06	(0.23)	$9.35	0.67%
Class I
9/30/2025 (Unaudited)	$8.42	0.18	0.07	0.25	(0.18)	$8.49	3.02%(4)
3/31/2025(6)	$8.60	0.17	(0.18)	(0.01)	(0.17)	$8.42	(0.06)%(4)
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.02%
9/30/2023	$8.06	0.29	(0.08)	0.21	(0.29)	$7.98	2.55%
9/30/2022	$9.43	0.23	(1.37)	(1.14)	(0.23)	$8.06	(12.25)%
9/30/2021	$9.60	0.21	(0.13)	0.08	(0.25)	$9.43	0.89%
Class R6
9/30/2025 (Unaudited)	$8.42	0.18	0.07	0.25	(0.18)	$8.49	3.02%(4)
3/31/2025(6)	$8.60	0.18	(0.19)	(0.01)	(0.17)	$8.42	(0.06)%(4)
9/30/2024	$7.98	0.33	0.61	0.94	(0.32)	$8.60	12.04%
9/30/2023	$8.06	0.29	(0.06)	0.23	(0.31)	$7.98	2.79%
9/30/2022	$9.43	0.33	(1.37)	(1.04)	(0.33)	$8.06	(11.26)%
9/30/2021	$9.60	0.34	(0.13)	0.21	(0.38)	$9.43	2.23%

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(3)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(4)	Not annualized.
(5)	Annualized.
(6)	During the period, the fiscal year end changed to March 31 from September 30.
(7)	Amount is less than $50,000.
See Notes to the Financial Statements.

Brandes Investment Partners
FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net assets, end of period (millions)	Ratio of net expenses to average net assets(3)	Ratio of net investment income to average net assets(3)	Ratio of expenses (prior to reimburse- ments) to average net assets	Ratio of net investment income (prior to reimburse- ments) to average net assets	Portfolio turnover rate

$0.8	0.50%(5)	4.14%(5)	1.03%(5)	3.61%(5)	11.24%(4)
$0.9	0.50%(5)	3.95%(5)	1.05%(5)	3.40%(5)	5.39%(4)
$1.2	0.50%	3.73%	0.83%	3.40%	25.42%
$1.3	0.50%	3.34%	0.88%	2.96%	15.72%
$0.8	0.50%	2.30%	0.86%	1.94%	25.44%
$1.0	0.50%	1.95%	0.83%	1.62%	27.13%

$87.8	0.30%(5)	4.34%(5)	0.55%(5)	4.09%(5)	11.24%(4)
$111.3	0.30%(5)	4.16%(5)	0.57%(5)	3.89%(5)	5.39%(4)
$113.3	0.30%	3.94%	0.58%	3.66%	25.42%
$65.4	0.30%	3.53%	0.66%	3.17%	15.72%
$60.0	0.30%	2.59%	0.66%	2.23%	25.44%
$78.1	0.30%	2.23%	0.63%	1.90%	27.13%

$8.5	0.30%(5)	4.32%(5)	0.53%(5)	4.09%(5)	11.24%(4)
$17.4	0.30%(5)	4.23%(5)	0.56%(5)	3.97%(5)	5.39%(4)
$0.9	0.30%	3.93%	0.56%	3.67%	25.42%
$— (7)	0.30%	3.55%	0.64%	3.21%	15.72%
$— (7)	0.30%	3.73%	0.30%	3.73%	25.44%
$— (7)	0.30%	3.54%	0.30%	3.54%	27.13%

See Notes to the Financial Statements.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Small Cap Value Fund, and Brandes Core Plus Fixed Income Fund (each an “Acquired Fund” and “Predecessor Fund”, collectively the “Predecessor Funds” or the “Acquired Funds”), each a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into respective series bearing the same name of the Datum One Series Trust (the “Trust”)   pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of each Acquired Fund.
The Trust is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds” or the “Brandes Funds”) are each diversified funds and are each series of the Trust. These financial statements and accompanying notes only relate to the Brandes Funds.
Prior to August 5, 2024, the Funds were each a series of BIT. BIT was registered under the1940 Act, as an open-end management investment company.
The Predecessor International Fund, Predecessor Global Fund, Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund, Predecessor Small Cap Value Fund and Predecessor Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Predecessor Emerging Markets Fund, February 1, 2012 for the Predecessor International Small Cap and January 2, 2018 for the Predecessor Small Cap Value Fund, these Predecessor Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Predecessor Emerging Markets Fund, Predecessor International Small Cap Fund and Predecessor Small Cap Value Fund, respectively.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6.  The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations $7.5 billion or less. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
Subsequent to September 30, 2024, the Board approved a change in the fiscal year end for each Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
B.
Delayed Delivery Securities. The Funds may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities changes, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds did not have any open commitments on delayed delivery securities as of September 30, 2025.
C.
Zero Coupon Bonds. The Funds may invest without limit in so-called zero coupon bonds. Zero coupon securities are debt securities issued or sold at a discount from their face value. These securities do not entitle the holder to interest payments prior to maturity or a specified redemption date, when they are redeemed at face value. Zero coupon securities may also take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts and certificates representing interests in such stripped obligations and coupons. The market prices of zero coupon securities tend to be more sensitive to interest rate changes, and are more volatile, than interest bearing securities of like maturity. The discount from face value is amortized over the life of the security and such amortization will constitute the income earned on the security for accounting and tax purposes. Even though income is accrued on a current basis, the Funds do not receive the income currently in cash. Therefore, the Funds may have to sell other portfolio investments to obtain cash needed to make income distributions. The Funds did not hold any zero coupon bonds at September 30, 2025.
D.
Participatory Notes. The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.
Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.
The Funds record counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty.
The International, Global, Emerging Markets, International Small Cap and Small Cap Value Funds did not invest in any participatory notes at September 30, 2025.
E.
Investment Transactions, Dividends and Distributions. Investment transactions are accounted for on the trade dates. Realized gains and losses are recorded on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the investment received. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income, realized gain (loss) on investments, and net change in unrealized appreciation (depreciation) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund’s investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of the Fund’s shares based upon the relative net asset values of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Funds amortize premiums and accrete discounts using the constant yield method.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Foreign capital gains taxes”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investments”.
F.
Concentration of Risk. As of September 30, 2025, the International, Global, Emerging Markets and International Small Cap Funds held significant portions of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the International, Global, Emerging Markets and International Small Cap Funds’ net assets. The investment advisor monitors these off-balance sheet risks.
G.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
H.
Securities Lending. The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.
To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of September 30, 2025, the Funds did not have any securities on loan.
I.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' maximum

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.
J.
Accounting for Uncertainty in Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Funds are those that are open for exam by taxing authorities (2022 through 2025). As of September 30, 2025 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal six-month period ended March 31, 2025.
The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
K.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
L.
Security Valuation. Common stocks, preferred stocks, and exchange-traded funds are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Advisor and categorized as Level 2 or Level 3 of the fair value hierarchy.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of September 30, 2025, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $1,546,131,118, $28,723,458, $510,524,172 and $710,511,222 that represent 79.53%, 43.48%, 61.89% and 50.51% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the level inputs used, as of September 30, 2025, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks	$306,496,434	$1,457,499,625	$— *	$1,763,996,059
Preferred Stocks	43,725,691	88,631,493	— *	132,357,184
Short-Term Investments	39,090,385	—	—	39,090,385
Total Investments in Securities	$389,312,510	$1,546,131,118	$—	$1,935,443,628
Global Fund
Common Stocks	$34,776,666	$28,202,857	$—	$62,979,523
Preferred Stocks	711,204	520,600	—	1,231,804
Short-Term Investments	1,807,697	—	—	1,807,697
Total Investments in Securities	$37,295,567	$28,723,457	$—	$66,019,024
Emerging Markets Fund
Common Stocks	$273,547,608	$522,552,279	$— *	$796,099,887
Preferred Stocks	20,695,458	—	—	20,695,458
Short-Term Investments	8,567,531	—	—	8,567,531
Total Investments in Securities	$302,810,597	$522,552,279	$—	$825,362,876
International Small Cap Fund
Common Stocks	$605,437,098	$699,519,521	$—	$1,304,956,619
Preferred Stocks	39,637,682	27,556,886	—	67,194,568
Investment Companies	16,686,622	—	—	16,686,622
Short-Term Investments	17,612,424	—	—	17,612,424
Total Investments in Securities	$679,373,826	$727,076,407	$—	$1,406,450,233
Small Cap Value Fund
Common Stocks	$211,462,595	$—	$720	$211,463,315
Preferred Stocks	4,334,592	—	—	4,334,592
Investment Companies	2,336,024	—	—	2,336,024
Short-Term Investments	5,334,971	—	—	5,334,971
Total Investments in Securities	$223,468,182	$—	$720	$223,468,902
Core Plus Fund
Asset Backed Securities	$—	$707,420	$—	$707,420
Corporate Bonds	—	28,232,483	—	28,232,483
Other Mortgage Related Securities	—	201	—	201
Federal And Federally Sponsored Credits	—	4,515,358	—	4,515,358
Foreign Issuer Bonds	—	2,284,300	—	2,284,300
Short-Term Investments	2,923,345	—	—	2,923,345
US Governments	—	57,650,888	—	57,650,888
Total Investments in Securities	$2,923,345	$93,390,650	$—	$96,313,995

*	Investments categorized as level 3 securities that are effectively valued at zero.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

There were no Level 3 securities in the Global, International Small Cap and Core Plus Funds at the beginning or during the period presented.
The International Fund and the Emerging Markets Fund held two and four, level 3 securities, respectively, that were all effectively valued at $0 as of September 30, 2025 due to the inability of the Funds to transact in these investments, the lack of visibility on when the Funds may do so, and the lack or readily available market prices for such investments.  All of these factors are related to the Russian invasion of Ukraine and responses to the event.  The value of these securities compared to the Funds' net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
The Small Cap Value Fund held one level 3 security with a fair value of $720 as of September 30, 2025. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value. The value of this security compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities is not disclosed.
NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.75% of the first $2.5 billion of average daily net assets, 0.70% on average daily net assets from $2.5 billion to $5.0 billion, and 0.67% of the average daily net assets greater than $5.0 billion, of the International Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets, 0.90% on average daily net assets from $2.5 billion to $5.0 billion, and 0.85% of the amount of average daily net assets greater than $5.0 billion, of the Emerging Markets Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $1.0 billion of average daily net assets, and 0.90% of the average daily net assets greater than $1.0 billion, of the International Small Cap Fund. The Global Fund, Small Cap Value Fund and Core Plus Fund incurred a monthly fee at the annual rate of 0.80%, 0.70% and 0.35% based upon their average daily net assets, respectively. The Advisor has contractually agreed to limit the Management Fee of each share class of the Core Plus Fund to 0.30% pursuant to an Investment Advisory Fee Waiver Agreement in effect until July 29, 2026. For the six months ended September 30, 2025, the Core Plus fund had $32,222 in advisory fees waived. These waived fees are not eligible for recoupment. For the six months ended September 30, 2025, the International

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund, the Global Fund, the Emerging Markets Fund, the International Small Cap Fund, the Small Cap Value Fund, and the Core Plus Fund incurred $6,086,216, $233,532, $3,415,068, $5,437,865, $539,374 and $225,547 in advisory fees, respectively.
The Funds are responsible for their own operating expenses. The Advisor contractually agreed to limit each Fund’s annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through July 29, 2026 (the “Expense Cap Agreement”):
Fund	Class A	Class C	Class I	Class R6
International Fund	1.20%	1.95%	0.85%	0.75%
Global Fund	1.25%	2.00%	1.00%	0.82%*
Emerging Markets Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%
Core Plus Fund	0.50%	N/A	0.30%	0.30%
* This class is not active.
The Funds may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.
Any reimbursements of fee waivers made by the Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. The Trust has agreed to repay the expense reimbursement to the Advisor. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. For the six months ended September 30, 2025, the Advisor waived expenses and/or reimbursed the Funds $197,204, $43,541, $4,542, $2,052, $18,348, and $126,256 for the International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, and Core Plus Fund, respectively. Repayment rights expire as follows:

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	September 30, 2026	September 30, 2027	March 31, 2028	September 30, 2028
International Fund	$471,697	$509,051	$240,606	$197,204
Global Fund	89,159	72,945	63,580	43,541
Emerging Markets Fund	93,305	58,428	24,394	4,542
International Small Cap Fund	515	1,819	2,416	2,052
Small Cap Value Fund	111,992	88,230	54,575	18,348
Core Plus Fund	192,628	212,390	133,382	126,256
The Advisor did not recoup any fees previously waived or reimbursed for the International Fund, Global Fund, International Small Cap Fund,  and Core Plus Fund. For the six months ended September 30, 2025, the Advisor recouped fees previously waived or reimbursed in the following amounts:
Fund	Class A	Class I
Emerging Markets Fund	$—	$56,218
Small Cap Value Fund	3,460	1,564
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The total fee for each Fund is subject to reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities.  The fees paid to the Administrator for the six months ended September 30, 2025 is reflected on the Statements of Operations as “Custody fees”, “Administration fees” and “Transfer agent fees”.
C.
Distribution and Servicing Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis.  A portion of the Funds’ distribution expenses is paid by the Advisor.
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A and C shares. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of such Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% and 0.75% of the average daily net assets of each Fund’s Class A and C shares, respectively. During the six months ended September 30, 2025, the Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

average daily net assets of Class C shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. For the six months ended September 30, 2025, the following Funds incurred expenses pursuant to the Plan:
Fund	Class A	Class C
International Fund	$143,786	$27,093
Global Fund	2,978	2,332
Emerging Markets Fund	228,605	14,879
International Small Cap Fund	163,277	29,581
Small Cap Value Fund	26,632	N/A
Core Plus Fund	985	N/A
The Funds have adopted a Shareholder Service Plan for Class C, and have authorized sub-transfer agency fee payments for Class I, to pay to securities broker-dealers, retirement plan sponsors and administrators, banks and their affiliates, and other institutions and service professionals, as shareholder servicing agents of the Funds, an annual fee for non-distribution sub-transfer agent and/or subaccounting services up to 0.25% and 0.05% of average daily net assets attributable to Class C and Class I, respectively (the “Service Fees”). For the six months ended September 30, 2025, the Funds incurred the following Service Fees:
Fund	Class C	Class I
International Fund	$4,485	$267,580
Global Fund	476	10,530
Emerging Markets Fund	3,885	113,202
International Small Cap Fund	4,157	197,626
Small Cap Value Fund	N/A	31,945
Core Plus Fund	N/A	12,097
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”), provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual fixed fee per Fund and have agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Fund Officer fees” on the Statement of Operations.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the six-month period ended September 30,

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

2025, the amounts allocated for Trustee compensation and reimbursement of out-of-pocket expenses from the Trust to the Funds, is reflected as “Trustee fees” on the Statement of Operations.
NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities, excluding short term investments, were as follows for the six months ended September 30, 2025:
	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
International Fund	$—	$—	$557,755,449	$144,256,504
Global Fund	$—	$—	$13,394,283	$7,347,233
Emerging Markets Fund	$—	$—	$87,335,341	$78,134,916
International Small Cap Fund	$—	$—	$516,898,660	$142,733,173
Small Cap Value Fund	$—	$—	$101,944,356	$35,122,225
Core Plus Fund	$9,311,510	$34,937,490	$4,374,655	$12,027,617
NOTE 5–CAPITAL SHARE TRANSACTIONS
Capital share activity for each class of shares was as follows (shares and dollar amounts in thousands):
	International Fund
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	2,750	$67,238	1,171	$26,343	938	$19,801
Class C	95	2,330	43	947	73	1,489
Class I	16,732	418,209	16,268	370,465	10,806	223,707
Class R6	1,942	48,825	1,143	25,724	1,222	25,507
Issued on Reinvestment of Distributions
Class A	81	2,045	26	547	52	1,071
Class C	4	109	1	31	6	118
Class I	925	23,717	448	9,412	737	15,203
Class R6	86	2,236	42	891	66	1,378
Shares Redeemed
Class A	(1,008)	(24,844)	(292)	(6,417)	(905)	(18,272)
Class C	(44)	(1,060)	(99)	(2,101)	(162)	(3,220)
Class I	(4,935)	(121,636)	(4,478)	(99,308)	(6,397)	(131,911)
Class R6	(607)	(15,398)	(458)	(10,351)	(912)	(19,287)
Net Increase/(Decrease) Resulting from Fund Share Transactions	16,021	$401,771	13,815	$316,183	5,524	$115,584

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Fund
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	33	$1,064	6	$187	12	$337
Class C	5	190	—	—	16	465
Class I	255	8,193	34	1,052	114	3,399
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Issued on Reinvestment of Distributions
Class A	1	30	4	117	2	60
Class C	— *	6	2	49	1	17
Class I	22	768	111	3,312	72	2,051
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Shares Redeemed
Class A	(9)	(295)	(7)	(214)	(5)	(132)
Class C	(4)	(137)	(4)	(132)	(6)	(185)
Class I	(72)	(2,417)	(183)	(5,691)	(169)	(4,848)
Class R6	N/A	N/A	N/A	N/A	N/A	N/A
Net Increase/(Decrease) Resulting from Fund Share Transactions	231	$7,402	(37)	$(1,320)	37	$1,164

*	Value calculated is less than 500 shares/dollars.

	Emerging Markets Fund
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	376	$3,798	319	$2,792	2,339	$19,786
Class C	48	481	21	183	87	699
Class I	5,932	60,687	5,464	47,922	9,041	75,090
Class R6	305	3,209	53	476	85	715
Issued on Reinvestment of Distributions
Class A	57	597	39	329	113	956
Class C	5	56	4	33	10	81
Class I	900	9,509	598	5,038	1,645	14,038
Class R6	4	35	2	16	4	32
Shares Redeemed
Class A	(668)	(6,656)	(1,079)	(9,526)	(1,496)	(12,281)
Class C	(43)	(408)	(106)	(930)	(188)	(1,534)
Class I	(6,261)	(61,346)	(7,418)	(64,917)	(23,169)	(192,329)
Class R6	(153)	(1,454)	(122)	(1,065)	(302)	(2,509)
Net Increase/(Decrease) Resulting from Fund Share Transactions	502	$8,508	(2,225)	$(19,649)	(11,831)	$(97,256)

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	International Small Cap Fund
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	2,410	$58,137	1,187	$23,327	1,761	$29,469
Class C	221	5,138	59	1,117	90	1,411
Class I	20,474	488,929	6,666	131,991	14,427	239,641
Class R6	169	4,067	89	1,772	144	2,636
Issued on Reinvestment of Distributions
Class A	81	2,023	65	1,207	106	1,775
Class C	4	101	4	74	6	85
Class I	711	17,830	498	9,267	823	13,984
Class R6	5	131	3	53	2	39
Shares Redeemed
Class A	(995)	(24,244)	(712)	(13,962)	(1,289)	(21,380)
Class C	(67)	(1,508)	(37)	(689)	(73)	(1,106)
Class I	(6,777)	(165,892)	(3,729)	(73,007)	(5,212)	(89,508)
Class R6	(39)	(949)	(28)	(551)	(16)	(282)
Net Increase/(Decrease) Resulting from Fund Share Transactions	16,197	$383,763	4,065	$80,599	10,769	$176,764

	Small Cap Value Fund
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	1,069	$18,560	283	$4,778	484	$6,907
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	4,396	78,531	4,146	70,211	3,024	44,854
Class R6	284	4,917	170	2,720	97	1,439
Issued on Reinvestment of Distributions
Class A	4	66	11	189	10	134
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	25	458	76	1,353	27	381
Class R6	1	18	2	37	—	2
Shares Redeemed
Class A	(113)	(1,905)	(75)	(1,255)	(148)	(2,171)
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(1,614)	(26,072)	(865)	(14,547)	(615)	(8,919)
Class R6	(81)	(1,340)	(15)	(235)	(14)	(179)
Net Increase/(Decrease) Resulting from Fund Share Transactions	3,971	$73,233	3,733	$63,251	2,865	$42,448

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

	Core Plus Fund
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	2	$17	13	$109	11	$88
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	1,503	12,609	1,947	16,271	6,695	55,583
Class R6	588	4,948	2,008	16,654	1,187	9,945
Issued on Reinvestment of Distributions
Class A	2	16	2	18	6	46
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	285	2,402	273	2,284	403	3,368
Class R6	39	324	24	200	25	204
Shares Redeemed
Class A	(17)	(140)	(53)	(449)	(46)	(382)
Class C	N/A	N/A	N/A	N/A	N/A	N/A
Class I	(4,657)	(39,531)	(2,178)	(18,239)	(2,124)	(17,726)
Class R6	(1,693)	(14,264)	(67)	(558)	(1,113)	(9,182)
Net Increase/(Decrease) Resulting from Fund Share Transactions	(3,948)	$(33,619)	1,969	$16,290	5,044	$41,944
NOTE 6–FEDERAL INCOME TAX MATTERS
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the six-month period ended March 31, 2025, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of distributions in excess of the subchapter M requirement:
	Distributable Earnings	Paid-In Capital
International Fund	$—	$—
Global Fund	—	—
Emerging Markets Fund	430,266	(430,266)
International Small Cap Fund	—	—
Small Cap Value Fund	—	—
Core Plus Fund	—	—

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

As of March 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Distributable Ordinary Income	Distributable Long-term Capital Gains	Other Accumulated Gains/(Losses)	Unrealized Appreciation / (Depreciation)
International Fund	$4,373,030	$—	$(4,245,357)	$94,201,490
Global Fund	127,978	3,281,849	(10,442)	13,359,865
Emerging Markets Fund	—	—	(273,112,143)	(59,404,272)
International Small Cap Fund	5,287,993	—	(80,602,092)	129,753,260
Small Cap Value Fund	2,244,166	2,369,299	(2,526)	(3,307,937)
Core Plus Fund	509,252	—	(3,180,299)	(2,640,153)

The differences between book and tax basis distributable earnings are primarily related to passive foreign investment companies and wash sales. These differences are temporary.
As of September 30, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Fund	$1,640,032,241	$348,166,935	$(52,755,548)	$295,411,387
Global Fund	48,132,060	19,400,377	(1,513,413)	17,886,964
Emerging Markets Fund	720,364,736	216,934,823	(111,936,683)	104,998,140
International Small Cap Fund	1,092,739,769	346,403,804	(32,693,340)	313,710,464
Small Cap Value Fund	199,736,527	30,656,344	(6,923,969)	23,732,375
Core Plus Fund	95,807,829	1,369,492	(863,326)	506,166

The tax composition of dividends for the six months ended March 31, 2025, and the years ended September 30, 2024 and September 30, 2023 for the Funds, were as follows:
	Ordinary Income			Long Term Capital Gains
	2025	2024	2023	2025	2024	2023
International Fund	$11,427,482	$18,630,374	$15,554,284	$—	$—	$—
Global Fund	245,138	916,414	776,169	3,260,957	1,226,757	570,731
Emerging Markets Fund	7,663,161	17,987,168	10,977,003	—	—	—
International Small Cap Fund	10,757,122	16,071,615	5,469,728	—	—	—
Small Cap Value Fund	498,933	259,817	133,714	1,086,770	257,398	—
Core Plus Fund	2,059,065	3,647,690	2,196,496	—	—	—

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

As of March 31, 2025, the net capital losses and late year ordinary losses which the Funds intend to treat as having occurred in the following fiscal period, were as follows:
	Net Capital Losses	Late Year Ordinary Losses
International Fund	$—	$—
Global Fund	10,442	—
Emerging Markets Fund	—	47,557
International Small Cap Fund	—	—
Small Cap Value Fund	—	—
Core Plus Fund	—	—

At March 31, 2025, the Funds had capital loss carryforwards and capital loss carryforwards utilized as indicated below:
	Indefinite	Utilized
International Fund	$(4,245,357)	$(48,322,289)
Global Fund	—	—
Emerging Markets Fund	(273,051,913)	(9,303,731)
International Small Cap Fund	(80,594,661)	(45,652,104)
Small Cap Value Fund	—	—
Core Plus Fund	(2,712,396)	—
NOTE 7–OFFERING PRICE PER SHARE
The public offering price for Class A shares is the net asset value per share plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75% for the International, Global, Emerging Markets, International Small Cap and Small Cap Value, and 3.75% for the Core Plus Fund. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by redeeming shareholders within 12 months of purchase. As a result the redemption price may differ from the net asset value per share. The public offering prices for I shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 8–OWNERSHIP BY AFFILIATED PARTIES
As of September 30, 2025, the Advisor, Trustees or affiliates of the Advisor beneficially owned more than 5% of shares in each class of the Funds as follows:
Global Fund
Class I
Shares	271,693
% of Total Outstanding Shares	15.64%

Core Plus Fund
Class I
Shares	1,431,802
% of Total Outstanding Shares	13.86%
NOTE 9–RISK FACTORS
With all mutual funds, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, and ability to meet their investment objectives. A description of principal risks is included in the Funds’ prospectus under the heading “Principal Risks of Investing in the Funds”.
NOTE 10–OPERATING SEGMENTS
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures relate to a public entity's reportable segments. In connection with ASU 2023-07, the Advisor of the Fund together with the Officers of the Trust act as the Funds' Chief Operating Decision Maker (CODM). Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund and each Fund's long-term strategic asset allocations is pre-determined in accordance with the Fund's investment objective which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements and financial highlights.

Brandes Investment Partners
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 11–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Small Cap Value Fund, and the Brandes Core Plus Fixed Income Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

SEMI-ANNUAL
FINANCIAL STATEMENTS
AND OTHER INFORMATION
SEPARATELY MANAGED ACCOUNT
RESERVE TRUST
For the six months ended September 30, 2025

1

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.06%
Federal Home Loan Mortgage Corporation – 1.58%
Pool G1-8578 3.000%, 12/1/2030	350,593	$343,403
Pool SD-2873 3.000%, 1/1/2052	2,082,737	1,855,600
Pool SD-8001 3.500%, 7/1/2049	555,330	513,422
Pool SD-8003 4.000%, 7/1/2049	278,471	266,867
		2,979,292
Federal National Mortgage Association – 2.48%
Pool AL9865 3.000%, 2/1/2047	481,924	434,465
Pool AS6201 3.500%, 11/1/2045	152,462	143,331
Pool BN6683 3.500%, 6/1/2049	470,005	434,536
Pool CA0483 3.500%, 10/1/2047	2,747,868	2,562,229
Pool CA1624 3.000%, 4/1/2033	613,942	597,474
Pool MA3687 4.000%, 6/1/2049	548,954	520,818
		4,692,853
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $7,547,226)		$7,672,145
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	741	$696
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $737)		$696
US GOVERNMENTS – 36.87%
Sovereign Government – 36.87%
United States Treasury Bond
4.750%, 2/15/2037	17,125,000	$17,980,581
3.500%, 2/15/2039	10,500,000	9,605,860
3.750%, 11/15/2043	13,000,000	11,510,586
3.000%, 5/15/2047	15,750,000	11,990,918
		51,087,945
United States Treasury Note 4.375%, 5/15/2034	18,250,000	18,672,031
TOTAL US GOVERNMENTS (Cost $73,361,482)		$69,759,976
CORPORATE BONDS – 50.88%
Aerospace & Defense – 2.02%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	3,625,000	$3,817,919
Automotive – 2.60%
Ford Motor Credit Co. LLC
See Notes to Financial Statements.
2

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
3.375%, 11/13/2025	1,625,000	$1,622,011
2.700%, 8/10/2026	3,345,000	3,291,093
		4,913,104
Banking – 9.10%
Bank of America Corp. 4.450%, 3/3/2026	6,620,000	6,624,389
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	3,430,000	3,522,634
USB Capital IX 5.599% (CME Term SOFR 3M + 1.282%, minimum of 5.599%), Perpetual, 10/30/2025(d)	8,525,000	7,074,551
		17,221,574
Biotechnology & Pharmaceuticals – 2.03%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	3,975,000	3,840,416
Commercial Support Services – 2.49%
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 4/15/2026(b)	1,082,000	1,086,431
6.250%, 1/15/2028(b)	3,635,000	3,631,817
		4,718,248
Containers & Packaging – 1.03%
Sealed Air Corp. 4.000%, 12/1/2027(b)	1,990,000	1,952,968
Electric Utilities – 1.39%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	2,930,000	2,628,686
Entertainment Content – 5.41%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,848,306
Univision Communications, Inc.
8.000%, 8/15/2028(b)	2,855,000	2,958,408
8.500%, 7/31/2031(b)	5,250,000	5,421,370
		10,228,084
Food – 1.97%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,716,352
Household Products – 1.86%
Coty, Inc. 5.000%, 4/15/2026(b)	3,534,000	3,523,329
See Notes to Financial Statements.
3

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
Institutional Financial Services – 3.14%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c)	6,015,000	$5,941,941
Internet Media & Services – 1.30%
Expedia Group, Inc.
3.800%, 2/15/2028	810,000	802,981
3.250%, 2/15/2030	1,732,000	1,654,831
		2,457,812
Leisure Facilities & Services – 4.39%
Sabre GLBL, Inc. 11.125%, 7/15/2030(b)	3,715,000	3,597,792
Travel + Leisure Co. 6.625%, 7/31/2026(b)	4,675,000	4,709,735
		8,307,527
Oil & Gas Supply Chain – 0.99%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	1,940,000	1,880,321
Oil, Gas Services & Equipment – 1.35%
Transocean International Ltd. 8.750%, 2/15/2030(b)	2,433,750	2,560,721
Publishing & Broadcasting – 1.07%
Gray Media, Inc. 9.625%, 7/15/2032(b)	1,985,000	2,027,951
REIT – 1.54%
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	2,925,000	2,910,933
Retail - Discretionary – 1.06%
Kohl's Corp. 10.000%, 6/1/2030(b)	1,845,000	2,006,135
Software – 2.20%
VMware LLC 3.900%, 8/21/2027	4,176,000	4,160,570
Technology Hardware – 1.92%
Pitney Bowes, Inc. 7.250%, 3/15/2029(b)	3,580,000	3,622,971
Telecommunications – 2.02%
Consolidated Communications, Inc. 6.500%, 10/1/2028(b)	1,370,000	1,392,262
See Notes to Financial Statements.
4

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(b)	994,000	$997,762
T-Mobile USA, Inc. 4.750%, 2/1/2028	1,435,000	1,437,160
		3,827,184
TOTAL CORPORATE BONDS (Cost $95,739,221)		$96,264,746
FOREIGN ISSUER BONDS – 4.18%
Chemicals – 1.85%
Methanex Corp.
5.125%, 10/15/2027	1,249,000	$1,250,453
5.250%, 12/15/2029	2,255,000	2,251,675
		3,502,128
Telecommunications – 2.33%
Fibercop SpA 6.375%, 11/15/2033(b)	3,767,000	3,738,664
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	664,813
		4,403,477
TOTAL FOREIGN ISSUER BONDS (Cost $8,127,260)		$7,905,605
ASSET BACKED SECURITIES – 1.22%
Specialty Finance – 1.22%
SLM Private Credit Student Loan Trust Series 2004-B, 4.729%, (CME Term SOFR 3M + 0.692%), 9/15/2033(d)	755,453	$745,330
SLM Private Credit Student Loan Trust Series 2005-A, 4.609%, (CME Term SOFR 3M + 0.572%), 12/15/2038(d)	547,099	539,532
SLM Private Credit Student Loan Trust Series 2006-A, 4.589%, (CME Term SOFR 3M + 0.552%), 6/15/2039(d)	1,067,412	1,024,568
TOTAL ASSET BACKED SECURITIES (Cost $2,240,949)		$2,309,430

See Notes to Financial Statements.
5

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — September 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds – 1.80%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.955%(e)	3,410,600	$3,410,600
TOTAL SHORT-TERM INVESTMENTS (Cost $3,410,600)		$3,410,600
Total Investments (Cost $190,427,475) – 99.01%		$187,323,198
Other Assets in Excess of Liabilities – 0.99%		1,879,785
Total Net Assets – 100.00%		$189,202,983

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $58,306,591 which represented 30.82% of the net assets of the Fund.

(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	The rate shown is the annualized seven day yield as of September 30, 2025.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
See Notes to Financial Statements.
6

Brandes Separately Managed Account Reserve Trust
STATEMENT OF ASSETS AND LIABILITIES — September 30, 2025 (Unaudited)

ASSETS
Investment in securities, at cost	$190,427,475
Investment in securities, at value	$187,323,198
Receivables:
Fund shares sold	1,093,940
Interest	2,303,522
Total Assets	190,720,660
LIABILITIES
Payables:
Fund shares redeemed	723,285
Dividends	794,392
Total Liabilities	1,517,677
NET ASSETS	$189,202,983
COMPONENTS OF NET ASSETS
Paid-in capital	$206,016,867
Total distributable earnings (loss)	(16,813,884)
Total Net Assets	$189,202,983
Net asset value, offering price and redemption proceeds per share
Net Assets	$189,202,983
Shares outstanding (unlimited shares authorized without par value)	23,550,388
Offering and redemption price	$8.03
See Notes to Financial Statements.
7

Brandes Separately Managed Account Reserve Trust
STATEMENT OF OPERATIONS — For the Six Months Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME
Income
Dividend income	$123,940
Interest income	4,647,128
Total Income	4,771,068
Expenses (Note 3)
Total expenses	—
Total net expenses	—
Net investment income	4,771,068
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(371,219)
Net change in unrealized appreciation (depreciation) on investments	2,012,379
Net realized and unrealized gain on investments	1,641,160
Net increase in net assets resulting from operations	$6,412,228
See Notes to Financial Statements.
8

Brandes Separately Managed Account Reserve Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025	Six Months Ended March 31, 2025(1)	Year Ended September 30, 2024
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$4,771,068	$4,360,111	$7,740,942
Net realized gain (loss) on investments and foreign currency transactions	(371,219)	(300,130)	(1,905,795)
Net change in unrealized appreciation (depreciation) on investments	2,012,379	(3,369,491)	16,425,265
Net increase (decrease) in net assets resulting from operations	6,412,228	690,490	22,260,412
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(4,735,053)	(4,326,864)	(7,667,987)
Decrease in net assets from distributions	(4,735,053)	(4,326,864)	(7,667,987)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
Proceeds from shares sold	23,348,228	34,726,310	38,472,860
Net asset value of shares issued on reinvestment of distributions	4,724,098	4,316,425	7,470,501
Cost of shares redeemed	(24,469,380)	(21,521,719)	(41,419,675)
Net increase (decrease) in net assets from capital share transactions	3,602,946	17,521,016	4,523,686
Total increase in net assets	5,280,121	13,884,642	19,116,111
NET ASSETS
Beginning of the Period	183,922,862	170,038,220	150,922,109
End of the Period	$189,202,983	$183,922,862	$170,038,220

(1)	During the period, the fiscal year end changed to March 31 from September 30.
See Notes to Financial Statements.
9

Brandes Separately Managed Account Reserve Trust
FINANCIAL HIGHLIGHTS

	Six Months Ended September 30,	Six Months Ended March 31,	Year Ended September 30,
	2025	2025(1)	2024	2023	2022	2021
Net asset value, beginning of period	$7.96	$8.13	$7.42	$7.38	$8.83	$8.94
Total from investment operations:
Net investment income(2)	0.20	0.19	0.38	0.36	0.30	0.27
Net realized and unrealized gain/(loss) on investments	0.07	(0.17)	0.71	0.04	(1.45)	(0.07)
Total from investment operations	0.27	0.02	1.09	0.40	(1.15)	0.20
Less dividends and distributions:
Dividends from net investment income	(0.20)	(0.19)	(0.38)	(0.36)	(0.30)	(0.31)
Total dividends and distributions	(0.20)	(0.19)	(0.38)	(0.36)	(0.30)	(0.31)
Net asset value, end of period	$8.03	$7.96	$8.13	$7.42	$7.38	$8.83
Total return	3.47%(3)	0.28%(3)	14.99%	5.39%	(13.30%)	2.33%
Net assets, end of period (millions)	$189.2	$183.9	$170.0	$150.9	$149.8	$186.5
Ratio of expenses to average net assets(4)	— (5)	— (5)	—	—	—	—
Ratio of net investment income to average net assets(4)	5.13%(5)	4.85%(5)	4.89%	4.74%	3.63%	3.04%
Portfolio turnover rate	20.51%(3)	6.22%(3)	31.72%	23.24%	28.94%	36.89%

(1)	During the period, the fiscal year end changed to March 31 from September 30.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of
“wrap-fee” programs sponsored by investment advisors and/or broker-dealers unaffiliated with the
Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(5)	Annualized.
See Notes to Financial Statements.
10

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
Effective August 5, 2024, the Brandes Seperately Managed Account Reserve Trust (the “Acquired Fund” and “Predecessor Fund”), a series of Brandes Investment Trust (“BIT”), reorganized and merged with and into a respective series bearing the same name of the Datum One Series Trust (the “Trust”) pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of the Acquired Fund.
The Trust is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the“1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Brandes Seperately Managed Account Reserve Trust (the “Fund”) is a diversified fund and a series of the Trust. These financial statements and accompanying notes only relate to the Fund.
The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
Prior to August 5, 2024, the Fund was a series of BIT. BIT was registered under the 1940 Act, as an open-end management investment company.
Subsequent to September 30, 2024, the Board approved a change in the fiscal year end for the Fund to March 31 to align the fiscal year end with the other series in the Trust.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.
Foreign Currency Translation and Transactions. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
11

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
B.
Delayed Delivery Securities. The Fund may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Fund did not have any open commitments on delayed delivery securities as of September 30, 2025.
C.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade dates. Realized gains and losses are recorded on the basis of identified cost. Distributions from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. The Fund amortizes premiums and accretes discounts using the constant yield method.
D.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
E.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's maximum
12

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.
F.
Accounting for Uncertainty in Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.
The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2022 through 2025). As of September 30, 2025 the Trust has no examinations in progress.
Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal six-month period ended March 31, 2025.
The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
G.
Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the
13

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
H.
Security Valuation. Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
14

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.
Common stocks and exchange-traded fund shares are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, the settlement price determined by the relevant exchange.  Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of September 30, 2025.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
The Board of Trustees has designated the Advisor as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Advisor is generally responsible for overseeing the day-to-day valuation processes and the Board of Trustees oversees the Advisor in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Advisor is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the
15

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Advisor are indicated in the Schedule of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of September 30, 2025, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Asset Backed Securities	$—	$2,309,430	$—	$2,309,430
Corporate Bonds	—	96,264,746	—	96,264,746
Federal and Federally Sponsored Credits	—	7,672,145	—	7,672,145
Foreign Issuer Bonds	—	7,905,605	—	7,905,605
Short-Term Investments	3,410,600	—	—	3,410,600
US Governments	—	69,759,976	—	69,759,976
Other Mortgage Related Securities	—	696	—	696
Total Investments in Securities	$3,410,600	$183,912,598	$—	$187,323,198
There were no Level 3 securities in the Fund at the beginning or the end of the six months ended September 30, 2025.
NOTE 3–INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
A.
Advisor Fee. The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no fee for its services and is responsible for payment of all operating expenses of the Fund, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and
16

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xi) amortization of organization costs. These fees are not subject to recoupment by the Advisor. The financial statements of the Fund reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisors unaffiliated with the Fund and the Advisor. Typically, participants in these programs pay a “wrap-fee” to their investment advisors. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap-fee programs for which the Fund is an investment option.
B.
Administration Fee. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust on behalf of the Fund. The Advisor compensates the Administrator on behalf of the Fund for the services the Administrator performs for the Fund.
C.
Distribution Fees. Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Advisor, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”), provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Fund for serving in their respective role.
17

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 4–PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the six months ended September 30, 2025:
U.S. Government		Other
Purchases	Sales	Purchases	Sales
$26,888,877	$15,718,672	$13,676,629	$21,007,894
NOTE 5–CAPITAL SHARE TRANSACTIONS
The Fund’s capital share activity in shares and dollars during the six-month periods ended September 30, 2025 and March 31, 2025, and the year ended September 30, 2024, was as follows (shares and dollar amounts in thousands):
	Six Months Ended 9/30/2025		Six Months Ended 3/31/2025		Year Ended 9/30/2024
	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	2,944	$23,348	4,357	$34,726	4,900	$38,473
Issued on Reinvestment of Distributions	594	4,724	543	4,317	954	7,471
Shares Redeemed	(3,081)	(24,469)	(2,712)	(21,522)	(5,294)	(41,420)
Net Increase Resulting from Fund Share Transactions	457	$3,603	2,188	$17,521	560	$4,524
NOTE 6–FEDERAL INCOME TAX MATTERS
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the six-month period ended March 31, 2025, the Fund made no permanent reclassifications:
	Distributable Earnings	Paid-In Capital
Seperately Managed Account Reserve Trust	$—	$—
18

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

As of March 31, 2025, the Fund’s components of distributable earnings on a tax basis were as follows:
	Distributable Ordinary Income	Distributable Long-term Capital Gains	Other Accumulated Gains/(Losses)	Unrealized Appreciation / (Depreciation)
Seperately Managed Account Reserve Trust	$855,878	$—	$(14,230,281)	$(5,116,656)

As of September 30, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seperately Managed Account Reserve Trust	$190,449,443	$2,546,112	$(5,672,357)	$(3,126,245)

The tax compositions of dividends for the six-month period ended March 31, 2025 and years ended September 30, 2024 and September 30, 2023 for the Fund were as follows:
Ordinary Income			Long Term Capital Gains
2025	2024	2023	2025	2024	2023
$3,557,568	$7,666,293	$7,215,374	$—	$—	$—
At March 31, 2025, the Fund had capital loss carryforwards and capital loss carryforwards utilized as indicated below:
	Indefinite	Utilized
Seperately Managed Account Reserve Trust	$13,459,291	$—
NOTE 7–RISK FACTORS
With all mutual funds, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund's NAV, and ability to meet its investment objectives. A description of principal risks is included in the Fund's prospectus under the heading "Principal Risks of Investing in the Fund".
19

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 8–OPERATING SEGMENTS
FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), requires incremental disclosures relate to a public entity's reportable segments. In connection with ASU 2023-07, the Advisor of the Fund together with the Officers of the Trust act as the Fund's Chief Operating Decision Maker (CODM). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund and the Fund's long-term strategic asset allocations is pre-determined in accordance with the Fund's investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements and financial highlights.
NOTE 9–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.
20

ADVISOR
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979
DISTRIBUTOR
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
TRANSFER AGENT
The Northern Trust Company
333 South Wabash Avenue, W-38
Chicago, IL 60604
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301
LEGAL COUNSEL
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199
This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Statements and other information herein are dated and are subject to change.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to this reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 1, 2025

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 1, 2025